Calvert
Tax-Free
Reserves




Annual
Report
December 31, 1995


[LOGO]
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


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                                 Calvert Group
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                                  Suite 1000N
                           Bethesda, Maryland 20814


                                   Principal
                                 Underwriter:
                           .....................
                          Calvert Distributors, Inc.
                            4550 Montgomery Avenue
                                  Suite 1000N
                           Bethesda, Maryland 20814




     This report is intended to provide fund information to shareholders.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

                        Annual Report-December 31, 1995

                                  ==========

                           CALVERT TAX-FREE RESERVES

Dear Investors:

  The soft-landing theory became a reality during the twelve months ended December 31, 1995. Gross Domestic Product (GDP) slowed to below 2% annualized, based on estimates of fourth quarter data. The more sluggish pace of economic growth kept inflation in check. Interest rates declined as the Federal Reserve took steps to stimulate the economy during the last two quarters of 1995.

                                Municipal Rates

                             [GRAPH APPEARS HERE]


Market Summary

  The stock and bond markets thrived in this economic climate. Investors poured money into the stock market as companies continued to generate good earnings despite the slowing economy. Stocks were also selected as an alternative to bonds as yields on fixed-income investments declined. The Standard & Poor's 500/(R)/ Stock Index rose 34% for the year.

  Bond investors benefited from a windfall of capital gains as yields fell. Returns on bonds, generally expected to lag those on stocks, were as high as 30% for long-term Treasuries. The average taxable money market fund returned slightly over 5% for the year.

  Municipal bond rates backed down in 1995, after rising steeply through 1994. Returns on municipal bonds lagged taxable bonds, but were still near the high end of their historical range. Talk of tax reform looks to have kept some investors from taking advantage of munis' solid performance. Supply was thin as state and local governments kept a tight rein on spending. This put some upward pressure on municipal bond prices.

Performance and Strategy

Money Market Portfolio

  After rising steeply throughout 1994, short-term interest rates fell in 1995. The Money Market Portfolio's dividend yield (Class O shares) was above its year-ago level because the drop in rates in 1995 did not push yields as low as they had been for much of 1994. The Portfolio's yield was above the yield available on an average of similar funds due to our slightly longer than average maturity. We had lengthened maturity from about 16 days at year-end 1994 to about 38 days at


ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 1
mid-year 1995 and then kept the Portfolio's maturity close to this level for the balance of 1995. As rates continued to decline throughout 1995, the longer maturity was positive for performance.

  The Money Management Plus Tax-Free Portfolio became a part of the Tax-Free Reserves family during this reporting period, and we welcome all new shareholders. We will report fund performance separately, with the Tax-Free Reserves Money Market Portfolio noted as Class O and the merged Money Management Plus Portfolio noted as Class MMP.

                             [GRAPH APPEARS HERE]

                            Money Market Portfolio
                            Compound Dividend Yield

                                   12 Months        12 Months        3 Months
                                Ended 12/31/94   Ended 12/31/95   Ended 12/31/95
                                --------------   --------------   --------------
Tax-Free Reserve Money Market
  (Class O)....................      2.81%            4.02%
Tax-Free Reserve Money Market
  (Class MMP)..................                                        0.79%
Lipper Tax-Exempt Money Market
  Avg. ........................      2.30%            3.31%            0.82%

Limited-Term Portfolio

  Going into 1995, it was our opinion that interest rates were more likely to remain stable or decline than to continue to move up. Accordingly, we took steps to lengthen the Portfolio's weighted average maturity. Rates did in fact trend lower, and the Portfolio's longer maturity had a positive impact on performance.

  The Limited-Term Portfolio's benchmark is the Lipper Short Muni Debt Funds Average, which includes funds with average maturities of up to three years. The Limited-Term Portfolio's average maturity is at the low end of this range (no longer than 365 days), which means we typically lag our peer group in an environment of flat or declining rates and outperform when rates rise. In the bear bond market of 1994, for example, the Limited-Term Portfolio was one of only two municipal bond funds to post a positive 12-month total return, according to Lipper Analytical Services.

                             Limited-Term Portfolio
                             Investment Performance

            Periods Ended 12/31/95     6 Months     12 Months
            -------------------------------------------------

            Limited-Term Portfolio       2.27%        5.55%

            Lipper Short Muni
              Debt Funds Avg.            3.08%        7.43%

             Investment performance is for Class A shares and does
            not reflect the deduction of any front-end sales charge.

2 - CALVERT TAX-FREE RESERVES                                      ANNUAL REPORT

Long-Term Portfolio

  In expectation of flat or declining interest rates, we took steps to lengthen Portfolio maturity to about 20 years during the first half of 1995 and worked to maintain this range during the second half of the year. For the 12-month period, the Portfolio's return slightly lagged the return on an average of similar funds because we moved cautiously to extend the Fund's maturity in January and therefore did not participate fully in the bond market's rally.

                              Long-Term Portfolio
                             Investment Performance

                Periods Ended 12/31/95    6 Months     12 Months
                ------------------------------------------------

                 Long-Term Portfolio        7.34%        16.05%

                 Lipper General
                   Muni Fund Avg.           7.13%        16.84%

             Investment performance is for Class A shares and does
            not reflect the deduction of any front-end sales charge.

  In general, the Portfolio's returns tend to be in line with those of its benchmark during bull bond markets and above them in bear markets, as we have been successful in protecting principal against the full effects of price declines. In 1994, for example, the Long-Term Portfolio's 12-month return was 423 basis points ahead of its benchmark, compared to 1995, where we lagged by only 79 basis points. (A basis point is one hundredth of a percent.)

Outlook

  The past 24 months in the bond market have been remarkable. Nineteen ninety-four was one of the three worst markets since 1926, the earliest year for which Ibbotson & Associates tracks bond market performance. Nineteen ninety-five was one of the three strongest markets since 1926 and one of only two years in which long-term Treasuries have returned over 30%. The strength of these bull and bear markets is extreme, and the chance of their occurring, as they did, in consecutive years is infinitesimally small. If there's a lesson for investors here, it is that predicting the direction of the market is impossible and one would do well to stick to a long-term investment plan rather than react to short-term market swings. Those investors who held their course after a drubbing in 1994 were amply rewarded in 1995.

  Given the recent dramatic market moves, it's difficult to assess the outlook for 1996. We see no reason to expect a bear market, but investors should not anticipate returns as strong as 1995's. Continued corporate downsizing, cutbacks in federal spending, weakened consumer psychology and the still sluggish housing market will likely keep the economy soft. The Federal Reserve could respond with additional rate cuts. We would not be surprised to see short-term rates fall another 50 basis points by mid-year, with this action possibly occurring as early as the first quarter.

ANNUAL REPORT                                      CALVERT TAX-FREE RESERVES - 3

We will be carefully monitoring the upcoming elections, especially Republican and Democratic platforms regarding tax reform. After the elections, when we have a clearer picture of the political landscape, we should be better able to assess the likelihood of a change in the tax preference status of municipal securities. In our opinion, investors have already discounted for some of the uncertainty ahead, and the municipal bond market looks attractively valued. Right now, munis are yielding about 87% to 90% of the 30-year Treasury, for a taxable equivalent yield well above Treasuries.

  We appreciate your investment in the Calvert Tax-Free Reserves Portfolios.

Sincerely,


/s/ David Rochat
David Rochat
Senior Vice President

January 17, 1996



                               Ratings Breakdown
                                  ==========

                             Money Market Portfolio

                           [PIE CHART APPEARS HERE]

                          First Tier..........  86%
                          Second Tier.........  14%

                             Limited-Term Portfolio

                           [PIE CHART APPEARS HERE]

                          AAA/Aaa.............  15%
                          AA/Aa...............   8%
                          A/a.................  13%
                          BBB/Baa.............  35%
                          Cash Equivalents....  29%

                              Long-Term Portfolio

                           [PIE CHART APPEARS HERE]

                          AAA/Aaa.............  28%
                          AA/Aa...............  23%
                          A/a.................  11%
                          NR..................  16%
                          Cash Equivalents....   5%
                          BBB/Baa.............  17%

   NR: Obligation is not rated by a commercial credit rating service, such as Moody's Investors Services, Inc., or Standard & Poor's Corporation; obligation has been determined to be of appropriate quality for the Portfolio by Calvert
            Asset Management Company, Inc., the Investment Advisor.

All securities in Calvert Group money market funds are eligible securities under rule 2a-7 of the Investment Company Act of 1940. First Tier Securities are eligible securities rated in the highest rating category for short-term debt obligations by at least two of the Nationally Recognized Statistical Ratings
 Organizations. Second Tier Securities are eligible securities not in the First
                                     Tier.

4 - CALVERT TAX-FREE RESERVES                                      ANNUAL REPORT

                              Portfolio Statistics
                                  ==========

                           Weighted Average Maturity

                                                   6/30/95     12/31/95
        -----------------------------------------------------------------
        Tax-Free Reserves Money Market             38 days      27 days
        Tax-Free Reserves Limited-Term            292 days     351 days
        Tax-Free Reserves Long-Term               20 years     18 years

                              Money Market Yields

        Seven-Day Compounded (Effective)                       12/31/95
        -----------------------------------------------------------------
        Tax-Free Reserves Money Market (Class O)                  4.87%
        Tax-Free Reserves Money Market (Class MMP)                4.26%

                                   SEC Yields

                                                    Class A     Class C
        Thirty Days Ended                          12/31/95    12/31/95
        -----------------------------------------------------------------
        Tax-Free Reserves Limited-Term               4.16%       3.63%
        Tax-Free Reserves Long-Term                  4.85%       3.87%

                    Yields assume reinvestment of dividends.

                          Average Annual Total Returns
                                                                Since
        Periods Ended 12/31/95    1 Year   5 Year   10 Year   Inception
        -----------------------------------------------------------------
        Class A Shares
        Tax-Free Reserves
          Limited-Term (3/81)       3.40%   4.25%     5.37%      6.38%
        Tax-Free Reserves
          Long-Term (8/82)         11.68%   7.84%     7.74%      8.64%
        Class C Shares
        Tax-Free Reserves
          Limited-Term (3/94)       4.86%     NA        NA       3.42%
        Tax-Free Reserves
          Long-Term (3/94)         14.51%     NA        NA       6.14%

ANNUAL REPORT                                      CALVERT TAX-FREE RESERVES - 5

                             Portfolio Statistics
                                  ==========

                Calvert Tax-Free Reserves Money Market Portfolio
             Change in value of a hypothetical $10,000 investment.

                             [GRAPH APPEARS HERE]

                         1/86...............  $10,000
                         12/95..............  $15,459


                Calvert Tax-Free Reserves Limited-Term Portfolio
             Comparison of change in value of $10,000 investment.*

                             [GRAPH APPEARS HERE]

                                              1/86      12/95
                                            -------    -------
               CTFR Limited-Term........... $10,000    $16,874
               Lehman Municipal Bd......... $10,000    $24,203
               Lipper Short Muni Debt Ave.. $10,000    $17,951


                 Calvert Tax-Free Reserves Long-Term Portfolio
             Comparison of change in value of $10,000 investment.*

                             [GRAPH APPEARS HERE]

                                              1/86      12/95
                                            -------    -------
               CTFR Long-Term.............. $10,000    $21,079
               Lehman Municipal Bd......... $10,000    $24,203

  * The Lehman Municipal Bond Index has a maturity of approximately 20 years, which is comparable to that of the Long-Term Portfolio but much longer than that of the Limited-Term Portfolio.

Total returns assume reinvestment of dividends and, for Class A shares, reflect the deduction of each fund's maximum front-end sales charge of 2.00% for the Limited-Term Portfolio and 3.75% for the Long-Term Portfolio. No sales charge has been applied to the indices used for comparison. The value of an investment in Class A (Class O for Money Market Portfolio) shares is plotted in the line graphs. The value of an investment in Class C (Class MMP for Money Market Portfolio) shares would be different. Past performance is no guarantee of future returns.

6 - CALVERT TAX-FREE RESERVES                                      ANNUAL REPORT

                       Report of Independent Accountants
                                  ==========

To the Board of Trustees and Shareholders of Calvert Tax-Free Reserves:

  We have audited the accompanying statements of net assets of Calvert Tax-Free Reserves (comprised of the Money Market, Limited-Term, and Long-Term Portfolios), as of December 31, 1995, the related statements of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the preceding years were audited by other auditors whose report dated January 31, 1994 expressed an unqualified opinion thereon.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Tax-Free Reserves as of December 31, 1995, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                   COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 9, 1996

ANNUAL REPORT                                      CALVERT TAX-FREE RESERVES - 7

                           Calvert Tax-Free Reserves
                                  Money Market
                            Statement of Net Assets
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
                                     Municipal Obligations (98.0%)
Alabama (1.4%)
  $3,600,000   Alabama Multi-Family Housing Finance Authority VRDN,
                 5.25%, 12/1/03, LOC: Amsouth Bank..........................................   $ 3,600,000
     560,000   Alabama Multi-Family Housing Finance Authority, Series A Revenue
                 VRDN, 5.45%, 4/1/24, LOC: Southtrust Bank, AL..............................       560,000
   4,750,000   Alabama Industrial Development Authority Revenue VRDN, 5.55%, 9/1/04,
                 LOC: Southtrust Bank, AL...................................................     4,750,000
   4,000,000   Auburn Industrial Development Board Revenue VRDN, Series A, 7.35%,
                 12/1/16, LOC: Daiwa Bank...................................................     4,000,000
   6,995,000   State Industrial Development Authority Revenue VRDN, 5.55%, 11/1/14,
                 LOC: Southtrust Bank, AL...................................................     6,995,000
   4,000,000   Wynlakes Government Utility Authority Revenue VRDN, 5.25%, 5/1/06,
                 LOC: Amsouth Bank..........................................................     4,000,000

Arizona (6.2%)
  45,000,000   Apache County Industrial Development Authority, Series B Revenue
                 VRDN, 5.45%, 10/1/21, LOC: Mitsubishi Bank, Ltd. ..........................    45,000,000
   2,050,000   Casa Grande Industrial Development Authority Revenue VRDN, 6.125%,
                 9/1/07, LOC: Banque National De Paris......................................     2,050,000
   7,600,000   Glendale Industrial Development Authority Revenue VRDN, 5.40%,
                 1/1/20, LOC: Sumitomo Bank Ltd. ...........................................     7,600,000
   5,415,000   Maricopa County Industrial Development Authority Revenue VRDN,
                 5.55%, 10/1/08, C/LOC: Great American FSB..................................     5,415,000
  10,100,000   Maricopa County Pollution Control Revenue VRDN, 5.25%, 12/1/14,
                 LOC: Credit Suisse.........................................................    10,100,000
   5,000,000   Maricopa County Pollution Control Revenue VRDN, 4.65%, 5/1/29,
                 LOC: Bank of America.......................................................     5,000,000
   3,000,000   Maricopa County Pollution Control Revenue VRDN, 5.30%, 7/1/14,
                 LOC: Citibank..............................................................     3,000,000
   9,900,000   Pinal County Industrial Development Authority Revenue VRDN, 5.35%,
                 12/1/05, LOC: Industrial Bank of Japan.....................................     9,900,000
   4,000,000   Prescott Industrial Development Authority Revenue VRDN, 4.50%,
                 12/1/14, GA: Household Finance Corp. ......................................     4,000,000
   4,200,000   Prescott Industrial Development Authority Revenue VRDN, 4.30%,
                 12/1/14, GA: Household Finance Corp. ......................................     4,200,000
  13,800,000   Tucson Industrial Development Revenue VRDN, 5.375%, 12/1/07,
                 C/LOC: Mercury S&L.........................................................    13,800,000

California (28.4%)
   8,700,000   California Educational Facilities Authority Revenue VRDN,
                 5.85%, 10/1/09, LOC: Long Term Credit Bank of Japan........................     8,700,000
  31,815,000   California General Obligation Bonds, 6.50%, 4/25/96,
                 TOA: J.P. Morgan...........................................................    31,917,568
  12,450,000   California State Floating Rate Notes, 4.00%, 4/25/96.........................    12,450,000

8 - CALVERT TAX-FREE RESERVES                                      ANNUAL REPORT

                           Calvert Tax-Free Reserves
                                  Money Market
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
California (Cont'd)
  $8,000,000   California Housing Finance Agency Revenue VRDN, 4.25%,
                 8/1/17, TOA: Bank of America...............................................   $ 8,000,000
  12,000,000   California Housing Finance Agency Revenue VRDN, 4.25%,
                 8/1/15, TOA: Bank of America...............................................    12,000,000
   1,500,000   California Pollution Control Financing Authority Industrial Development
                 Revenue VRDN, 5.70%, 1/15/04, LOC: Sumitomo T&B............................     1,500,000
   8,085,000   California Valleys Housing Finance Authority Guaranteed Mortgage
                 Obligation, Series A, Revenue VRDN, GNMA Collateral, 5.75%,
                 7/1/25, LOC: Sumitomo Bank, Ltd. ..........................................     8,085,000
   8,900,000   Fresno Multi-Family Housing Revenue VRDN, 6.50%, 5/1/15, LOC:
                 Tokai Bank, Ltd. ..........................................................     8,900,000
   4,000,000   Hemet Multi-Family Housing Authority Revenue VRDN, 5.55%, 7/1/06,
                 C/LOC: Mercury S&L.........................................................     4,000,000
   1,600,000   Irvine Ranch Water District General Obligation Revenue VRDN,
                 6.00%, 4/1/33, LOC: Bank of America........................................     1,600,000
  10,900,000   Irvine Public Facilities Revenue VRDN, 5.25%, 11/1/10, LOC:
                 National Westminster Bank..................................................    10,900,000
   5,700,000   Lancaster Redevelopment Agency Multi-Family Housing Authority Revenue
                 VRDN, 5.375%, 11/1/04, LOC: Household Federal Savings......................     5,700,000
     950,000   Lancaster Multi-Family Housing Revenue VRDN, 5.60%, 5/1/17, C/LOC:
                 Mercury S&L................................................................       950,000
  13,395,000   Los Angeles County Community Redevelopment Agency Revenue
                 VRDN, 5.35%, 12/1/05, LOC: Industrial Bank of Japan........................    13,395,000
  15,000,000   Los Angeles County Community Redevelopment Agency Revenue VRDN,
                 6.30%, 12/1/10, LOC: Tokai Bank, Ltd. .....................................    15,000,000
  21,900,000   Los Angeles County Community Redevelopment Agency Revenue VRDN,
                 5.75%, 4/1/09, LOC: Tokai Bank, Ltd. ......................................    21,900,000
  19,100,000   Los Angeles County Tax Revenue Anticipation Notes, Series A, 4.50%,
                 7/1/96, LOC: Bank of America...............................................    19,160,557
   2,500,000   Los Angeles County Industrial Development Board Revenue VRDN,
                 5.75%, 7/1/14, LOC: Tokai Bank, Ltd. ......................................     2,500,000
   3,000,000   Los Angeles County Transportation Commission, Series B34 Revenue
                 VRDN, 5.75%, 7/1/05, MBIA Insured, TOA: Sakura Bank, Ltd. .................     3,000,000
   3,000,000   Los Angeles County Transportation Commission, Series B35 Revenue
                 VRDN, 5.75%, 7/1/05, MBIA Insured, TOA: Sakura Bank, Ltd. .................     3,000,000
   3,000,000   Los Angeles County Transportation Commission, Series B36 Revenue
                 VRDN, 5.75%, 7/1/05, MBIA Insured, TOA: Sakura Bank, Ltd. .................     3,000,000
   2,890,000   Los Angeles County Transportation Commission, Series B37 Revenue
                 VRDN, 5.75%, 7/1/05, MBIA Insured..........................................     2,890,000
     200,000   Oceanside Multi-Family Housing Revenue VRDN, 5.375%, 12/1/07,
                 C/LOC: Western Federal S&L.................................................       200,000
  16,900,000   Orange County Apartment Development Revenue VRDN, 4.64%,
                 11/1/08, LOC: Tokai Bank, Ltd. ............................................    16,900,000

ANNUAL REPORT                                      CALVERT TAX-FREE RESERVES - 9

                           Calvert Tax-Free Reserves
                                  Money Market
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
California (Cont'd)
  $8,500,000   Orange County Apartment Development Revenue VRDN, 5.50%,
                 3/1/07, LOC: Tokai Bank, Ltd. .............................................   $ 8,500,000
   9,550,000   Orange County Apartment Development Revenue VRDN, 5.50%, 3/1/07,
                 LOC: Tokai Bank, Ltd. .....................................................     9,550,000
  10,000,000   Orange County Apartment Development Revenue VRDN, 5.50%, 3/1/07,
                 LOC: Tokai Bank, Ltd. .....................................................    10,000,000
  19,500,000   Orange County Apartment Development Revenue VRDN, 5.40%, 4/1/06,
                 LOC: Mitsubishi Bank, Ltd. ................................................    19,500,000
  12,400,000   Orange County Apartment Development Revenue VRDN, 6.65%, 11/1/09,
                 LOC: Tokai Bank, Ltd. .....................................................    12,400,000
  15,400,000   Orange County Apartment Development Revenue VRDN, 6.65%, 11/1/09,
                 LOC: Tokai Bank, Ltd. .....................................................    15,400,000
   1,800,000   Orange County Apartment Development Revenue VRDN, 5.55%, 11/1/07,
                 LOC: Mitsubishi Bank, Ltd. ................................................     1,800,000
   9,400,000   Orange County Apartment Development Revenue VRDN, 5.55%, 11/1/08,
                 LOC: Banque Paribas........................................................     9,400,000
   3,300,000   Orange County Apartment Development Revenue VRDN, 6.80%,
                 4/1/24, LOC: Tokai Bank, Ltd. .............................................     3,300,000
  12,750,000   Orange County Apartment Development Revenue VRDN, 5.50%,
                 11/1/05, LOC: First Interstate Bancorp.....................................    12,750,000
  21,000,000   Orange County Apartment Development Revenue VRDN, 5.50%,
                 11/1/05, LOC: First Interstate Bancorp.....................................    21,000,000
  18,200,000   Orange County Housing Authority Revenue VRDN, 5.32%, 12/1/07,
                 LOC: Bank of Tokyo, Ltd. ..................................................    18,200,000
  16,800,000   Orange County Housing Authority Revenue VRDN, 5.50%, 12/1/09,
                 LOC: Tokai Bank, Ltd. .....................................................    16,800,000
     500,000   Orange County Sanitation Districts Nos. 1, 2, and 3 Certificates of
                 Participation VRDN, 5.05%, 8/1/13, AMBAC Insured...........................       500,000
   4,685,714   Palmdale School District Project Lease VRDN, 5.75%, 12/13/10,
                 LOC: National Westminster Bank.............................................     4,685,714
   3,000,000   Riverside Multi-Family Housing Authority Revenue VRDN, 5.625%,
                 12/1/05, LOC: Household Federal Savings....................................     3,000,000
   3,200,000   Riverside Multi-Family Housing Authority Revenue VRDN, 6.30%,
                 6/1/05, LOC: Tokai Bank, Ltd. .............................................     3,200,000
   1,090,000   Riverside Multi-Family Housing Authority Revenue VRDN, 6.40%,
                 6/1/09, LOC: Tokai Bank, Ltd. .............................................     1,090,000
   4,335,000   Sacramento Yolo District Improvement Lease Revenue VRDN, 5.00%,
                 10/1/22, LOC: Tokai Bank...................................................     4,335,000
  28,000,000   San Bernadino County Multi-Family Housing Authority Revenue VRDN,
                 6.00%, 5/1/15, IA: Escrowed/T-Bills........................................    28,000,000
   1,500,000   San Bernadino County Multi-Family Housing Authority Revenue VRDN,
                 6.35%, 8/1/05, LOC: Tokai Bank, Ltd. ......................................     1,500,000
   3,850,000   San Bernadino County Multi-Family Housing Authority Revenue VRDN,
                 5.375%, 6/1/05, LOC: Household Federal Savings.............................     3,850,000

10 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                           Calvert Tax-Free Reserves
                                  Money Market
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
California (Cont'd)
 $10,150,000   San Diego Multi-Family Housing Authority Revenue VRDN, 5.10%,
                 8/1/15, LOC: Bank of Tokyo, Ltd. ..........................................   $10,150,000
  26,860,000   San Francisco Multi-Family Housing Authority Revenue VRDN,
                 5.75%, 10/1/00, LOC: Mitsubishi T&B........................................    26,860,000
   3,825,000   Santa Ana Multi-Family Housing Revenue VRDN, 5.65%, 12/1/16, LOC:
                 Tokai Bank, Ltd. ..........................................................     3,825,000
   4,900,000   Santa Ana Housing Authority Revenue VRDN, 5.65%, 12/1/07, C/LOC:
                 Mercury S&L................................................................     4,900,000
     700,000   Stockton Industrial Development Authority Revenue VRDN, 4.2625%,
                 12/1/16, LOC: Bank of California...........................................       700,000
   1,000,000   Santa Ana Industrial Development Authority Revenue VRDN, 5.225%,
                 11/1/05, C/LOC: Mercury S&L................................................     1,000,000
   2,975,000   Union City Housing Mortgage Revenue VRDN, 5.65%, 10/1/11, LOC:
                 Mitsubishi T&B.............................................................     2,975,000
   5,000,000   Union City Multi-Family Housing Authority Revenue VRDN, 5.10%,
                 10/1/07, LOC: Sumitomo Bank, Ltd. .........................................     5,000,000
  22,600,000   Victor Valley Community College Revenue VRDN, 5.65%, 11/1/24, GA:
                 Anchor National Life.......................................................    22,600,000
   3,000,000   Victorville Multi-Family Housing Authority Revenue VRDN, 5.55%,
                 12/1/15, C/LOC: Redland S&L................................................     3,000,000

Colorado (0.6%)
   8,500,000   City and County of Denver Multi-Family Housing Finance Authority,
                 Revenue VRDN, 5.20%, 12/15/14, LOC: Sumitomo T&B...........................     8,500,000
   2,150,000   Lakewood Industrial Development Authority Revenue VRDN, 4.80%,
                 8/1/07, LOC: West One Bank.................................................     2,150,000

Connecticut (0.1%)
   1,260,000   Connecticut State Health and Education Facilities Authority Revenue
                 VRDN, 4.05%, 2/1/09, LOC: Barclays Bank, PLC...............................     1,260,000
   1,275,500   Connecticut State Development Authority Revenue VRDN, 4.05%, 6/1/08,
                 LOC: Barclays Bank, PLC....................................................     1,275,500

District of Columbia (3.2%)
   5,300,000   D.C. Tender Option-Custodial Receipt, Series B40 VRDN, 5.125%,
                 6/1/03, FSA Insured........................................................     5,300,000
   5,450,000   D.C. Tender Option-Custodial Receipt, Series B41 VRDN, 5.25%, 6/1/03,
                 AMBAC Insured..............................................................     5,450,000
   5,450,000   D.C. Tender Option-Custodial Receipt, Series B42 VRDN, 5.25%, 6/1/03,
                 AMBAC Insured..............................................................     5,450,000
   7,710,000   D.C. Tender Option-Custodial Receipt, Series B43 VRDN, 5.25%, 6/1/05,
                 MBIA Insured...............................................................     7,710,000
   7,400,000   D.C. Series B VRDN, 6.00%, 6/1/03, LOC: Union Bank of
                 Switzerland................................................................     7,400,000

ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 11

                           Calvert Tax-Free Reserves
                                  Money Market
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
District of Columbia (Cont'd)
 $18,000,000   D.C. Recovery, Series B3 VRDN, 5.30%, 6/1/03, LOC: Landesbank
                 Hessen Girozentrale........................................................   $18,000,000
   8,390,000   D.C. Multi-Family Housing Authority VRDN, 5.30%, 12/1/05, LOC:
                 Sumitomo Bank, Ltd. .......................................................     8,390,000

Delaware (0.3%)
   5,020,000   Delaware State Economic Development Authority Revenue VRDN,
                 5.375%, 11/1/99, LOC: Sumitomo Bank, Ltd. .................................     5,020,000

Florida (4.8%)
      75,000   Dade County Industrial Development Authority Revenue VRDN,
                 3.75%, 1/1/16, LOC: Marine Midland Bank....................................        75,000
   8,800,000   Florida Housing Finance Agency Revenue VRDN, 5.70%, 7/1/23,
                 LOC: Heller Financial......................................................     8,800,000
  48,140,000   Florida Housing Finance Agency Revenue VRDN, 5.59%, 7/1/22, LOC:
                 Sumitomo T&B...............................................................    48,140,000
  13,345,000   Hialeah Hospital Authority Revenue VRDN, 5.40%, 2/1/14, LOC:
                 Bank of Montreal...........................................................    13,345,000
   6,025,000   Manatee County Housing Finance Authority Revenue VRDN, 5.50%,
                 12/1/07, LOC: Marine Midland Bank..........................................     6,025,000
   4,980,000   Palm Beach County Industrial Development Authority Revenue VRDN,
                 4.0125%, 5/5/10, LOC: Bank of California...................................     4,980,000
   4,000,000   Volusia County Multi-Family Housing Authority Revenue VRDN,
                 5.625%, 9/1/05, GA: Household Financial Corp. .............................     4,000,000

Georgia (3.7%)
   2,000,000   Athens Multi-Family Housing Revenue VRDN, 5.375%, 8/1/05,
                 LOC: First Bank, N.A. .....................................................     2,000,000
  14,600,000   Atlanta Urban Residential Finance Authority Multi-Family Housing
                 Mortgage Revenue VRDN, 5.50%, 12/1/08, LOC:
                 Marine Midland Bank........................................................    14,600,000
   9,500,000   Clayton County Industrial Development Authority Revenue VRDN,
                 5.40%, 8/1/14, LOC: Chemical Bank..........................................     9,500,000
   7,900,000   Columbus Downtown Development Authority Revenue VRDN, 5.45%,
                 8/1/15, LOC: Columbus B&T..................................................     7,900,000
   7,470,000   De Kalb County Multi-Family Housing Finance Authority Revenue
                 VRDN, 5.30%, 11/1/15, LOC: Amsouth Bank....................................     7,470,000
   7,000,000   Jackson County Industrial Development Authority Revenue VRDN,
                 5.65%, 12/1/15, LOC: Industrial Bank of Japan..............................     7,000,000
   2,620,000   Jackson County Industrial Development Authority Revenue VRDN,
                 5.65%, 12/1/24, LOC: Barclays Bank, PLC....................................     2,620,000
   7,470,000   Paulding County Industrial Development Authority Revenue VRDN,
                 5.55%, 12/01/09, LOC: National Bank of Detroit.............................     7,470,000
   6,950,000   Peachtree City Industrial Development Authority Revenue VRDN, 6.00%,
                 10/1/08, LOC: Union Bank of Finland........................................     6,950,000

12 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                           Calvert Tax-Free Reserves
                                  Money Market
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
Hawaii (0.8%)
 $14,500,000   Hawaii Department of Budget and Finance Special Purpose Mortgage
                 Revenue VRDN, 5.30%, 12/1/21, LOC: Bank of Tokyo, Ltd. ....................   $14,500,000

Illinois (6.4%)
   7,850,000   Carol Stream Multi-Family Housing Revenue, 5.65%, 8/1/23, LOC: Heller
                 Financial..................................................................     7,850,000
  22,600,000   Chicago Multi-Family Housing Development Finance Authority Revenue
                 VRDN, 5.20%, 11/1/10, LOC: Fleet National Bank.............................    22,600,000
  10,000,000   Chicago Multi-Family Housing Development Finance Authority Revenue
                 VRDN, 3.80%, 11/1/10, LOC: Fleet National Bank.............................    10,000,000
  10,100,000   Chicago Airport Authority O'Hare Airport Revenue VRDN, 5.00%,
                 12/1/17, LOC: Long Term Credit Bank of Japan...............................    10,100,000
  12,100,000   Illinois Educational Facilities Authority Revenue VRDN, 5.40%, 1/1/18,
                 LOC: Sumitomo Bank, Ltd. ..................................................    12,100,000
   2,800,000   Illinois Development Finance Authority Revenue VRDN, 6.00%, 11/1/02,
                 LOC: American National B&T.................................................     2,800,000
   1,000,000   Illinois Development Finance Authority Revenue VRDN, 5.225%, 1/1/09,
                 LOC: Industrial Bank of Japan..............................................     1,000,000
   2,225,000   Illinois Development Finance Authority, Series B Revenue VRDN, 5.50%,
                 1/1/10, LOC: American National B&T.........................................     2,225,000
   3,400,000   Illinois Development Finance Authority, Series A Revenue VRDN, 5.50%,
                 1/1/10, LOC: American National B&T.........................................     3,400,000
   6,410,000   Illinois Industrial Development Finance Authority Revenue VRDN,
                 5.90%, 7/1/02, LOC: American National B&T..................................     6,410,000
   3,000,000   Illinois Industrial Development Finance Authority Revenue VRDN,
                 6.00%, 9/2/05, LOC: American National B&T..................................     3,000,000
   5,600,000   Illinois Development Finance Authority Revenue VRDN, 5.40%,
                 12/1/18, LOC: LaSalle Bank.................................................     5,600,000
   6,000,000   Illinois Health Facilities Authority Revenue VRDN, 5.20%, 8/1/15, LOC:
                 First National Bank of Chicago.............................................     6,000,000
   7,980,000   Illinois Health Facilities Authority Revenue VRDN, 5.55%, 7/1/12, LOC:
                 First S&L..................................................................     7,980,000
   4,755,000   Illinois Housing Development Authority Revenue VRDN, 5.60%, 2/1/24,
                 LOC: Sumitomo, Bank, Ltd. .................................................     4,755,000
   2,000,000   North Aurora Industrial Development Revenue VRDN, 5.40%, 2/1/10,
                 LOC: LaSalle Bank..........................................................     2,000,000
   3,700,000   Southwestern Illinois Industrial Development Authority Revenue VRDN,
                 5.50%, 9/1/10, LOC: Meridian Bank..........................................     3,700,000
   2,280,000   Winnebago County Industrial Development Authority Revenue VRDN,
                 6.035%, 12/1/06,  LOC: Bank of Nova Scotia.................................     2,280,000

Indiana (1.2%)
   8,420,000   Lawrence Economic Development Authority Revenue VRDN, 5.65%,
                 6/1/24, LOC: Heller Financial..............................................     8,420,000

ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 13

                           Calvert Tax-Free Reserves
                                  Money Market
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
Indiana (Cont'd)
 $ 6,200,000   Madison Economic Development Authority Revenue VRDN, 5.85%,
                 8/1/17, LOC: Tokai Bank, Ltd...............................................   $ 6,200,000
   3,000,000   Newton County Economic Development Authority Revenue VRDN,
                 5.40%, 9/1/10, LOC: LaSalle Bank...........................................     3,000,000
   4,500,000   South Bend Multi-Family Housing Authority Revenue VRDN, 5.60%,
                 10/1/09, LOC: Society Bank of Cleveland....................................     4,500,000

Iowa (0.7%)
   1,600,000   Davenport Industrial Development Authority Revenue VRDN, 6.035%,
                 12/1/06, LOC: Bank of Nova Scotia..........................................     1,600,000
  10,000,000   Iowa School Corps, Series B Warrant Certificates, 5.75%, 2/1/96, INSUR:
                 Capital Guaranty...........................................................    10,006,064

Kansas (1.0%)
   6,675,000   Kansas City Multi-Family Housing Authority Revenue VRDN, 5.35%,
                 6/1/15, LOC: First Bank, N.A...............................................     6,675,000
  11,075,000   Shawnee Multi-Family Housing  Authority Revenue VRDN, 5.60%,
                 2/1/24, LOC: Heller Financial..............................................    11,075,000

Kentucky (1.6%)
   4,000,000   Bowling Green Industrial Development Authority Revenue VRDN, 6.25%,
                 12/1/96, LOC: Long Term Credit Bank of Japan...............................     4,000,000
   3,500,000   Glasgow Industrial Development Authority Revenue VRDN, 5.95%,
                 6/1/20, LOC: National Westminster Bank.....................................     3,500,000
   2,200,000   Jefferson County Industrial Board Revenue VRDN, 5.50%, 12/1/06, LOC:
                 PNC Bank, KY...............................................................     2,200,000
     600,000   Jefferson County Industrial Development Board VRDN, 5.50%, 6/1/99,
                 LOC: PNC Bank, KY..........................................................       600,000
   2,300,000   Kentucky Rural Economic Development Authority Revenue VRDN,
                 5.50%, 10/1/16, LOC: PNC Bank, KY..........................................     2,300,000
   3,000,000   Ohio County Pollution Control Revenue VRDN, 5.45%, 10/1/15, LOC:
                 Chemical Bank..............................................................     3,000,000
   9,500,000   Richmond Industrial Development Authority Revenue VRDN, 5.30%,
                 4/1/20, LOC: Seattle First National........................................     9,500,000
   1,500,000   Scott County Industrial Development Board Revenue VRDN, 5.50,
                 9/1/05, LOC: PNC Bank, KY..................................................     1,500,000
   1,500,000   Walton Industrial Development Authority Revenue VRDN, 6.25%,
                 11/1/96, LOC: Asahi Bank...................................................     1,500,000

Louisiana (1.4%)
   8,000,000   Calcasieu Parish General Obligation Bonds, School District 28, 4.85%,
                 3/1/96.....................................................................     8,001,908
   9,430,000   Louisiana Public Facilties Hospital Authority Revenue VRDN, 4.85%,
                 12/1/00, MBIA Insured......................................................     9,430,000

14 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                           Calvert Tax-Free Reserves
                                  Money Market
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
Louisiana (Cont'd)
  $7,900,000   Plaquemines Port Harbor and Terminal District Port Facilities Revenue
                 VRDN, 4.50%, 3/15/06, LOC: Morgan Guaranty Trust...........................   $ 7,900,000

Maine (1.0%)
   4,000,000   Biddeford Energy Recovery Revenue VRDN, 3.90%, 7/1/07, LOC:
                 Toronto Dominion Bank, Ltd. ...............................................     4,000,000
   7,490,000   Orrington Resource Recovery Revenue VRDN, 5.875%, 5/1/03, LOC:
                 Bankers Trust..............................................................     7,490,000
   6,040,000   Orrington Resource Recovery Revenue VRDN, 6.125%, 5/1/03, LOC:
                 Bankers Trust..............................................................     6,040,000

Maryland (1.5%)
   3,210,000   Anne Arundel County Industrial Development Board Revenue VRDN,
                 5.69%, 5/1/02, LOC: First National Bank of Maryland........................     3,210,000
   2,562,330   Baltimore County Economic Development Authority Revenue VRDN,
                 5.65%, 9/1/96, LOC: First National Bank of Maryland........................     2,562,330
     780,000   Maryland Economic Development Corporation Revenue VRDN, 5.30%,
                 6/1/20, LOC: NationsBank...................................................       780,000
   1,500,000   Maryland Economic Development Corporation Revenue VRDN, 5.60%,
                 11/1/02, LOC: First National Bank of Maryland..............................     1,500,000
  14,020,000   Maryland Health and Higher Education Facilities Authority Revenue
                 VRDN, 5.25%, 7/1/14, LOC: First National Bank of Maryland..................    14,020,000
   4,296,176   Ocean City Industrial Development Board Revenue VRDN, 5.525%,
                 7/1/13, LOC: First National Bank of Maryland...............................     4,296,176

Massachusetts (2.5%)
   1,250,000   Hudson Industrial Development Authority Revenue VRDN, 4.2625%,
                 10/1/13, LOC: FNB Boston...................................................     1,250,000
  14,980,000   Massachusetts Bay Transportation Authority, Series A Notes, 5.50%,
                 3/1/96.....................................................................    15,000,996
   1,650,000   Massachusetts State Industrial Finance Authority Revenue VRDN,
                 4.0125%, 11/3/99, LOC: FNB Boston..........................................     1,650,000
   1,450,000   Massachusetts State Industrial Finance Authority Revenue VRDN,
                 4.2625%, 10/1/00, LOC: FNB Boston..........................................     1,450,000
   5,200,000   Massachusetts State Industrial Finance Authority Revenue VRDN,
                 4.2625%, 8/1/14, LOC: FNB Boston...........................................     5,200,000
  19,400,000   Massachusetts State Industrial Finance Authority Revenue VRDN, 6.20%,
                 3/15/04, LOC: Fuji Bank, Ltd. .............................................    19,400,000
   1,000,000   New Bedford Industrial Development Authority Revenue VRDN,
                 4.2625%, 10/1/97, LOC: FNB Boston..........................................     1,000,000

Michigan (0.4%)
   2,675,000   Michigan Housing Development Authority Limited Obligation Revenue
                 VRDN, 4.42%, 11/1/14, LOC: Citibank........................................     2,675,000

ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 15

                           Calvert Tax-Free Reserves
                                  Money Market
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
Michigan (Cont'd)
  $4,400,000   Michigan Housing Development Authority Limited Obligation Revenue
                 VRDN, 4.42%, 5/1/16, LOC: Citibank.........................................   $ 4,400,000

Minnesota (2.9%)
   1,100,000   Cottage Grove Pollution Control Board Revenue VRDN, 5.31%,
                 8/1/12, GA: Minnesota Mining and Manufacturing.............................     1,100,000
  19,660,000   Minneapolis Multi-Family Housing Authority Revenue VRDN, 6.15%,
                 12/1/14, LOC: Citibank.....................................................    19,660,000
  31,275,000   Minneapolis Special School District Tax Anticipation Certificates,
                 5.75%, 1/25/96.............................................................    31,287,709

Mississippi (0.5%)
   2,500,000   Flowood Industrial Development Authority Revenue VRDN, 6.00%,
                 11/1/01, LOC: Long Term Credit Bank of Japan...............................     2,500,000
   3,000,000   Mississippi Business Finance Corporation VRDN, 4.42%, 6/1/05,
                 LOC: Marine Midland Bank...................................................     3,000,000
   3,500,000   Penola County Moog Automotive Inc. Project VRDN, 5.55%, 9/1/10,
                 LOC: Instituto Bancario....................................................     3,500,000

Missouri (0.8%)
   4,045,000   Kansas City Multi-Family Housing Authority Revenue VRDN, 5.30%,
                 8/1/20, LOC: Heller Financial..............................................     4,045,000
   1,355,000   Missouri Industrial Development Authority Revenue VRDN, 4.2625%,
                 3/1/01, LOC: FNB Boston....................................................     1,355,000
   9,300,000   St. Louis Industrial Development Authority Revenue VRDN, 5.90%,
                 1/1/21, LOC: Banca Nazionale Del Lavoro....................................     9,300,000

New Hampshire (1.2%)
  14,075,000   Manchester Multi-Family Housing Authority Revenue VRDN, 7.35%,
                 6/15/15, LOC: Daiwa Bank, Ltd. ............................................    14,075,000
   6,500,000   New Hampshire Industrial Development Authority Revenue VRDN,
                 5.50%, 6/1/14, LOC: Commerzbank, A.G. .....................................     6,500,000

New Jersey (0.5%)
     925,000   New Jersey Economic Development Authority VRDN, 5.225%, 3/1/98,
                 LOC: Meridian Bank.........................................................       925,000
   5,900,000   New Jersey Economic Development Authority VRDN, 6.00%, 12/1/15,
                 LOC: Asahi Bank, Ltd. .....................................................     5,900,000
   1,000,000   New Jersey Economic Development Authority Revenue VRDN, 5.50%,
                 8/1/17, LOC: Bank of America...............................................     1,000,000
     100,000   New Jersey Sports and Exposition, Series B VRDN, 4.75%, 9/1/23,
                 MBIA Insured...............................................................       100,000
     900,000   New Jersey General Obligation Bonds, 4.95%, 2/15/07, TOA: Banque
                 National de Paris..........................................................       900,000

16 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                           Calvert Tax-Free Reserves
                                  Money Market
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
New York (3.2%)
  $3,000,000   Metropolitan Transportation Authority Revenue VRDN, 5.75%, 7/1/07,
                 MBIA Insured...............................................................   $ 3,000,000
   5,000,000   New York City Custodial Receipts, Series A30 C VRDN, 5.75%, 8/1/01,
                 MBIA Insured...............................................................     5,000,000
   5,000,000   New York City Custodial Receipts, Series A28 VRDN, 5.75%, 8/1/03,
                 AMBAC Insured..............................................................     5,000,000
   4,000,000   New York City Custodial Receipts, Series A29 VRDN, 5.75%, 8/1/03,
                 AMBAC Insured..............................................................     4,000,000
   9,000,000   New York City General Obligation VRDN, 6.00%, 8/1/15, LOC:
                 Sumitomo Bank, Ltd. .......................................................     9,000,000
   6,550,000   New York City General Obligation VRDN, 6.00%, 8/1/20, LOC:
                 Industrial Bank of Japan...................................................     6,550,000
  15,000,000   New York City Revenue Anticipation Notes, Series B, 3.95%, 6/28/96,
                 LOC: Bank of Nova Scotia...................................................    15,057,119
   2,000,000   New York State Dormitory Authority Revenue VRDN, 5.75%, 7/1/03,
                 FGIC Insured...............................................................     2,000,000
   8,000,000   Orange County Industrial Development Agency Revenue VRDN, 5.35%,
                 6/1/98, LOC: Sakura Bank...................................................     8,000,000

Nevada (0.1%)
   2,000,000   Henderson Public Improvement Trust Revenue VRDN, 5.60%, 4/1/07,
                 LOC: Barclays Bank, PLC....................................................     2,000,000

Ohio (0.1%)
   1,000,000   Lancaster Industrial Development Authority Revenue VRDN, 6.125%,
                 3/1/08, LOC: Banque National De Paris......................................     1,000,000

Oklahoma (2.2%)
   5,930,000   Cleveland Multi-Family Housing Authority Revenue VRDN, 5.85%,
                 4/1/20, SURBD: Continental Casualty Co. ...................................     5,930,000
   5,900,000   Oklahoma Multi-Family Housing Finance Authority Revenue VRDN,
                 5.75%, 12/1/05, C/LOC: Binghampton Savings Bank............................     5,900,000
   5,000,000   Tulsa Industrial Development Authority, Series A Revenue VRDN, 4.20%,
                 11/1/14, LOC: Sanwa Bank...................................................     5,000,000
  13,200,000   Tulsa Industrial Development Authority Revenue VRDN, 5.25%, 12/1/15,
                 LOC: Fuji Bank.............................................................    13,200,000
   9,400,000   Tulsa Industrial Development Authority Revenue VRDN, 5.25%, 3/1/15,
                 LOC: Fuji Bank.............................................................     9,400,000

Oregon (0.6%)
   3,600,000   Oregon Economic Development Authority Revenue VRDN, 5.375%,
                 12/1/99, LOC: Bank of Tokyo, Ltd. .........................................     3,600,000
   7,500,000   Oregon State General Obligation VRDN, Series 73E, 5.15%, 12/1/16,
                 LOC: Dai-Ichi Kangyo Bank..................................................     7,500,000

ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 17

                           Calvert Tax-Free Reserves
                                  Money Market
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
Pennsylvania (5.5%)
  $2,000,000   Berks County Industrial Development Authority Revenue VRDN, 5.65%,
                 9/1/10, LOC: Meridian Trust................................................   $ 2,000,000
   2,600,000   Berks County Industrial Development Authority Revenue VRDN, 5.225%,
                 7/1/25, LOC: Meridian Trust................................................     2,600,000
   8,250,000   Montgomery County Industrial Development Authority Revenue VRDN,
                 5.25%, 12/1/13, LOC: PNC Bank, N.A. .......................................     8,250,000
  14,000,000   Philadelphia General Obligation Tax Revenue Anticipation Notes, Series A,
                 4.50%, 6/27/96.............................................................    14,033,196
  26,590,000   Philadelphia General Obligation Commercial Paper, Adjustable Coupon,
                 4.10%, 1/25/96, LOC: Fuji Bank.............................................    26,590,000
   2,700,000   Philadelphia Multi-Family Housing Redevelopment Authority VRDN,
                 5.60%, 12/1/09, LOC: Marine Midland Bank...................................     2,700,000
  32,000,000   Philadelphia School District General Obligation Tax Revenue Anticipation
                 Notes, 4.50%, 6/28/96......................................................    32,082,991
   1,460,000   Washington County Industrial Development Authority Revenue VRDN,
                 5.50%, 12/1/16, LOC: PNC Bank, N.A. .......................................     1,460,000
   8,750,000   York County Hospital Authority Revenue VRDN, 5.44%, 1/1/15, LOC:
                 First National Bank of Maryland............................................     8,750,000

South Carolina (0.9%)
   5,100,000   Dorchester Industrial Development Authority VRDN, 5.76%, 10/1/24,
                 LOC: Bayerische Vereinsbank................................................     5,100,000
   5,250,000   Orangeburg Industrial Development Authority Revenue VRDN,
                 4.2625%, 6/1/08, LOC: FNB Boston...........................................     5,250,000
   6,000,000   South Carolina State Housing Finance and Development Authority
                 Revenue VRDN, 5.50%, 7/1/07, SURBD: Continental Casualty Co. ..............     6,000,000

Tennessee (1.1%)
   6,300,000   Coffee County Industrial Development Board VRDN, 6.25%, 12/1/01,
                 LOC: Asahi Bank, Ltd. .....................................................     6,300,000
   1,700,000   Jackson Industrial Development Board Revenue VRDN, 5.30%, 1/1/07,
                 LOC: NationsBank...........................................................     1,700,000
   2,850,000   McMinn County Industrial Development Board Revenue VRDN,
                 5.55%, 10/2/04, LOC: Southtrust Bank, AL...................................     2,850,000
   2,160,000   Smith County Industrial Development Authority Revenue VRDN, 5.94%,
                 1/1/10, LOC: First National Bank of Maryland...............................     2,160,000
   6,040,000   Tennessee Housing Development Authority, Series E VRDN, 4.35%,
                 7/1/13, FSA Insured........................................................     6,040,000

Texas (4.7%)
   3,950,000   Brazos River Industrial Development Authority Revenue VRDN, 5.50%,
                 10/1/07, LOC: West One Bank................................................     3,950,000
   2,000,000   Calhoun County Industrial Development Authority Revenue VRDN,
                 5.30%, 11/1/15, LOC: Bank of America.......................................     2,000,000

18 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                           Calvert Tax-Free Reserves
                                 Money Market
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
============================================================================================================
Texas (Cont'd)
  $2,850,000  Cleburne Industrial Development Authority Revenue VRDN, 5.50%,
                2/1/04, LOC: National City Bank.............................................    $2,850,000
   1,000,000  Grand Prairie Industrial Development Authority Revenue VRDN, 4.15%,
                12/1/06, LOC: PNC Bank, N.A.................................................     1,000,000
   2,340,000  Grand Prairie Industrial Development Authority Revenue VRDN, 5.55%,
                5/1/14, LOC: Texas Commerce.................................................     2,340,000
   3,150,000  Guadalupe Blanco River Authority Revenue VRDN, 6.125%, 03/1/08,
                LOC: Banque National De Paris...............................................     3,150,000
  30,150,000  Harris County Health Facilities Development Authority Revenue VRDN,
                5.60%, 12/1/25, IA: Prudential Insurance Co.................................    30,150,000
   3,200,000  Harris County Industrial Development Authority Revenue VRDN, 6.10%,
                8/1/01, LOC: Sakura Bank, Ltd...............................................     3,200,000
   2,600,000  Port Arthur Solid Waste Disposal VRDN, 5.375%, 1/1/97, LOC: National
                Bank of Detroit.............................................................     2,600,000
     500,000  Sun Belt Industrial Development Authority Revenue VRDN, 5.50%,
                12/1/98, LOC: PNC Bank, KY..................................................       500,000
  31,450,000  Texas Tax and Revenue Anticipation Notes, Series A, 4.75%,
                8/30/96.....................................................................    31,635,006

Vermont (0.0%)
     515,000  Vermont State Industrial Development Authority Revenue VRDN,
                4.0125%, 12/1/04, LOC: FNB Boston...........................................       515,000

Virginia (0.0%)
     300,000  Fluvanna Industrial Development Authority Revenue VRDN, 5.00%,
                12/1/09, LOC: Banque National De Paris......................................       300,000

Washington (1.9%)
   6,000,000  Grandview Industrial Development Bonds Shonan USA Project Revenue
                VRDN, 5.60%, 10/1/04, LOC: Sakura Bank......................................     6,000,000
   6,785,000  Pierce County Economic Development Authority Revenue VRDN, 5.60%,
                6/1/30, LOC: Bank of Tokyo, Ltd.............................................     6,785,000
   2,950,000  Port Everett Limited VRDN, 5.80%, 12/1/06, LOC: Sumitomo
                Bank, Ltd...................................................................     2,950,000
   3,000,000  Port Moses Lake Public Finance Corporation Revenue VRDN,
                5.40%, 7/1/02, LOC: Sakura Bank, Ltd........................................     3,000,000
   7,620,000  Port of Seattle Industrial Development Board Airport Revenue VRDN,
                6.00%, 12/1/09, LOC: Bank of New York (2)...................................     7,620,000
   4,755,000  Washington State Nonprofit Housing Commission Revenue VRDN,
                6.15%, 1/1/21, LOC: Banque Paribas..........................................     4,755,000
   2,990,000  Yakima Public Finance Authority Revenue VRDN, 5.60%, 7/1/07, LOC:
                U.S. Bank, WA...............................................................     2,990,000


ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 19

                           Calvert Tax-Free Reserves
                                  Money Market
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                   =========


Principal
Amount                                                                                               Value
============================================================================================================
Wisconsin (2.1%)
    $800,000   Deerfield Industrial Development Authority Revenue VRDN, 5.50%,
                5/1/03, LOC: Commerzbank, A.G............................................         $800,000
  25,430,000   Wisconsin Housing and Economic Development Authority Revenue
                VRDN, 4.55%, 3/1/20, FSA Insured.........................................       25,430,000
  11,825,000   Wisconsin Housing and Economic Development Authority Revenue
                VRDN, 4.10%, 3/1/22, TOA: First National Bank of Chicago.................       11,825,000

 Other (2.5%)
  23,357,000   Koch Financial Corp. VRDN Tender Option Bonds, 6.25%, 10/20/00,
                TOA: Credit Suisse.......................................................       23,357,000
   5,703,000   Koch Financial Corp. VRDN Tender Option Bonds, 5.50%, 10/20/00,
                TOA: Credit Suisse.......................................................        5,703,000
  16,213,536   LaSalle National Bank Lease TOPS Trust, Series 1995A, 5.50%, 5/1/02,
                BPA: LaSalle Bank........................................................       16,213,536

                  TOTAL INVESTMENTS (Cost $1,747,071,370) 98.0%..........................    1,747,071,370
                  Other assets and liabilities, net 2.0%.................................       35,503,041
                                                                                            --------------
                  NET ASSETS 100%........................................................   $1,782,574,411
                                                                                            ==============

Net Assets Consist of:
============================================================================================================

Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par shares authorized:
  Class O: 1,740,947,970 shares outstanding..............................................   $1,740,842,183
  Class MMP: 41,731,660 shares outstanding...............................................       41,729,016
Undistributed net investment income......................................................          103,075
Accumulated net realized gain (loss) on investments......................................          (99,863)
                                                                                            --------------

  Net assets.............................................................................   $1,782,574,411
                                                                                            ==============

Net Asset Value Per Share
============================================================================================================

  Class O (based on net assets of $1,740,838,877).......................................             $1.00
                                                                                                     =====
  Class MMP (based on net assets of $41,735,534)........................................             $1.00
                                                                                                     =====

See notes to financial statements.

20 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                           Calvert Tax-Free Reserves
                                  Limited Term
                            Statement of Net Assets
                               December 31, 1995

                                   =========


Principal
Amount                                                                                               Value
============================================================================================================
                                     Municipal Obligations (100.1%)
Alabama (1.9%)
  $3,500,000   Athens Industrial Development Board Revenue VRDN, 6.45%, 6/1/05,
                 LOC: Tokai Bank, Ltd.......................................................    $3,500,000
   6,000,000   Auburn Industrial Development Board Revenue VRDN, 7.35%, 12/1/16,
                 LOC: Daiwa Bank............................................................     6,000,000

 Arizona (3.7%)
   5,000,000   Arizona State Certificate of Participation Series A Revenue Bond, 4.80%,
                 5/1/96, AMBAC Insured......................................................     5,017,250
   5,005,000   Arizona State Certificate of Participation Series A Revenue Bond, 4.90%,
                 11/1/96, AMBAC Insured.....................................................     5,052,247
   2,900,000   Arizona State Certificate of Participation Series A Revenue Bond, 5.20%,
                 5/1/97, AMBAC Insured......................................................     2,943,268
   2,900,000   Glendale County Industrial Development Authority VRDN, 5.20%,
                 12/1/13, LOC: Dresdner Bank (Tender 12/1/98 @ 100).........................     2,901,450
   2,250,000   Maricopa County Pollution Control Revenue Bonds for El Paso Electric,
                 5.125%, 6/1/97, LOC: Citibank..............................................     2,282,715

Arkansas (0.2%)
     840,000   Arkansas Student Loan Authority Revenue Bond, 6.40%, 6/1/97..................       866,275

California (19.0%)
   3,300,000   California Education Facilities Authority Revenue VRDN, 5.85%, 10/1/09,
                 LOC: Long Term Credit Bank of Japan........................................     3,300,000
  10,000,000   California State Revenue Anticipation Warrants, 9.226%, 4/25/96, BPA:
                 Banque Nat'l de Paris......................................................    10,162,500
     977,467   California State Department of General Services Certificates of
                 Participation, 6.75%, 8/31/96..............................................       990,330
   1,043,446   California State Department of General Services Certificates of
                 Participation, 6.75%, 8/31/97..............................................     1,071,807
   7,500,000   Clovis Multi-Family Housing VRDN, 6.75%, 10/1/10, LOC: Tokai
                 Bank, Ltd..................................................................     7,500,000
   1,525,000   Compton Community Redevelopment Agency Tax Allocation Notes,
                 Series 1, 5.50%, 8/1/98....................................................     1,546,914
   1,000,000   Foothill Transit Zone Certificates of Participation, Series A, 4.25%,
                 5/1/96.....................................................................     1,000,000
   4,800,000   Loma Linda Multi-Family Housing Revenue VRDN, 6.35%, 7/1/19, LOC:
                 Tokai Bank, Ltd............................................................     4,800,000
     900,000   Los Angeles County Community Redevelopment Agency VRDN, 6.30%,
                 12/1/10, LOC: Tokai Bank, Ltd..............................................       900,000
     675,000   Los Angeles County Redevelopment Agency Multi-Family Housing
                 Revenue VRDN, 5.75%, 4/1/09, LOC: Tokai Bank, Ltd..........................       675,000
   1,750,000   Oakland Unified School District Alameda County 1994 Certificate
                 of Participation Revenue Bond, 4.40%, 9/15/96..............................     1,747,235

ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 21

                           Calvert Tax-Free Reserves
                                  Limited Term
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                   =========

Principal
Amount                                                                                               Value
============================================================================================================
California (Cont'd)
  $1,000,000   Orange County Airport Development Board Revenue VRDN,
                 6.65%, 11/1/08, LOC: Tokai Bank, Ltd.......................................    $1,000,000
   5,900,000   Orange County Airport Development Board Revenue VRDN, Series C,
                 6.65%, 11/1/09, LOC: Tokai Bank, Ltd.......................................     5,900,000
     475,468   Palmdale School District Jupiter Land II Project VRDN, 5.75%, 12/13/10,
                 LOC: National Westminster Bank.............................................       475,468
  18,400,000   Redlands Sewer Facilities Project Certificates of Participation, 4.50%,
                 9/1/17, FGIC Insured (Tender 6/1/96 @ 100).................................    18,467,894
     960,000   Riverside Multi-Family Housing VRDN, 6.60%, 12/1/16, LOC:
                 Tokai Bank, Ltd............................................................       960,000
   2,500,000   San Bernadino County Multi-Family Revenue VRDN, 6.35%, 8/1/01,
                 LOC: Tokai Bank, Ltd.......................................................     2,500,000
  20,800,000   San Francisco City and County Redevelopment Agency Multi-Family
                 Revenue VRDN, 6.00%, 3/1/18, LOC: Dai-Ichi Kangyo Bank.....................    20,800,000
   8,000,000   San Francisco City and County Redevelopment Agency Multi-Family
                 Revenue VRDN, 5.75%, 10/1/00, LOC: Mitsubishi T&B..........................     8,000,000
     965,000   Tri-City California Hospital District Certificate of Participation,
                 9.875%, 2/1/09 (Pre-Refunded 2/1/96 @ 100).................................       970,298

Colorado (2.8%)
   3,600,000   Denver City and County Airport Revenue Bonds, Series A, 6.35%,
                 11/15/96...................................................................     3,673,008
   9,500,000   Denver City and County Airport Revenue Bonds, Series A, 6.60%,
                 11/15/97...................................................................     9,882,563

 Connecticut(1.5%)
   2,000,000   Connecticut General Obligation Bonds, Series E, 5.25%, 8/15/96...............     2,020,840
   2,000,000   Connecticut Development Authority Airport Facilities Revenue VRDN,
                 6.70%, 12/1/20, LOC: Multiple Banks........................................     2,000,000
   3,065,000   New Haven Industrial Facility Revenue Bonds, 7.00%, 7/1/09, LOC:
                 Daiwa Bank, Ltd. (Tender 7/1/96 @ 100).....................................     3,067,973

District of Columbia (0.8%)
   3,770,000   District of Columbia Hospital Revenue Bonds, 5.625%, 8/15/96.................     3,791,791

Florida (5.3%)
     330,000   State Certificate of Participation Revenue Bonds, 5.90%, 5/15/96.............       332,234
   2,000,000   Dade County General Obligation Bonds, 12.00%, 10/1/96........................     2,124,020
   6,850,000   Duval County Multi-Family Housing VRDN, 6.10%, 6/1/07, LOC:
                 Household Finance Corp.....................................................     6,850,000
  10,000,000   Jacksonville Hospital Revenue Bonds, 10.375%, 10/1/07 (Pre-Refunded
                 10/1/97 @ 100).............................................................    11,290,800
   5,035,000   Palm Beach Housing Finance Authority-Mallards Cove VRDN, 5.525%,
                 3/1/22, INSUR: Fireman's Insurance Co......................................     5,035,000


22 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                           Calvert Tax-Free Reserves
                                  Limited Term
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                   =========

Principal
Amount                                                                                               Value
============================================================================================================
Illinois (4.6%)
  $7,825,000   Bloomingdale Industrial Development Authority Revenue VRDN, 5.25%,
                 1/1/98, INSUR: Fireman's Insurance Co. (Tender 8/1/96 @ 100)...............    $7,885,642
   8,000,000   Chicago Board of Education Certificates of Participation, 4.35%, 12/1/98,
                 LOC: Canadian Imperial.....................................................     8,014,960
   2,000,000   Chicago Parking District General Obligation Refunding Bonds, 5.50%,
                 1/1/99, FGIC Insured.......................................................     2,062,240
   2,600,000   Chicago Public Building Commonwealth Bonds, 9.00%, 1/1/96....................     2,600,728
     940,000   Illinois Health Facilities Authority La Grange Memorial Hospital
                 Revenue Bonds, 4.25%, 5/15/96, AMBAC Insured
                 (Escrowed to maturity).....................................................       942,566
   1,000,000   Illinois Housing Development Authority Multi-Family Housing Series A
                 Bonds, 5.30%, 7/1/96.......................................................     1,007,250

Indiana (0.2%)
   1,225,000   Indiana Bond Bank Revenue Bonds, 4.60%, 2/1/96...............................     1,225,796

Kentucky (1.7%)
   4,000,000   Bowling Green Industrial Development Revenue VRDN, 6.25%, 12/1/96,
                 LOC: Long Term Credit Bank of Japan (2)....................................     4,000,000
   2,500,000   Glasgow Industrial Development Revenue VRDN, 5.95%, 6/1/20,
                 LOC: National Westminster Bank (2).........................................     2,500,000
   1,800,000   Kentucky State Turnpike Authority Economic Development Revenue
                 Bonds, 5.00%, 1/1/98.......................................................     1,832,958

Louisiana (4.2%)
   2,000,000   General Obligation Bonds, 8.00%, 5/1/96......................................     2,028,400
   2,800,000   Louisiana Public Facilities Hospital Authority Revenue VRDN, 4.85%,
                 12/1/00, MBIA Insured, BPA: Sakura Bank....................................     2,800,000
   5,000,000   Louisiana Public Facilities Authority Revenue Bonds, 6.00%, 7/1/07,
                 GA: Connecticut General Life Insurance Co. (Tender 7/1/97 @ 100)...........     5,025,000
   4,000,000   Louisiana Public Facilities Authority Revenue Bonds, 7.30%,
                 12/1/15, (Tender 6/1/97 @ 100), LOC: Sumitomo Bank, Ltd....................     4,174,920
   1,000,000   Louisiana Offshore Deepwater Port Revenue Bonds, 6.25%, 9/1/96...............     1,016,910
   2,535,000   Louisiana Offshore Deepwater Port Revenue Bonds, 6.35%, 9/1/97...............     2,629,429
   2,780,000   Louisiana Offshore Deepwater Port Revenue Bonds, 6.45%, 9/1/98...............     2,934,902

Maine (1.4%)
   6,875,000   Finance Authority of Maine Multi-Family Housing Revenue Bonds, 4.50%,
                 9/1/18, LOC: Sakura Bank (Tender 9/1/96 @ 100).............................     6,878,025

Maryland (2.2%)
     115,165   Baltimore County Economic Development Corp. for John Schmit, 5.00%,
                 12/1/08, LOC: First National Bank of Maryland
                 (Tender 12/1/98 @ 100).....................................................       112,581



ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 23

                           Calvert Tax-Free Reserves
                                  Limited Term
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                   =========

Principal
Amount                                                                                               Value
============================================================================================================
Maryland (Cont'd)
  $15,593   Baltimore County Industrial Development Authority Revenue Bonds,
              6.75%, 5/1/96.................................................................       $15,611
1,916,820   Harford Industrial Development Board Revenue Bonds, 5.25%, 6/1/10,
              LOC: First National Bank of Maryland (Tender 6/1/96 @ 100)....................     1,927,439
  340,000   Maryland State Industrial Development Authority Economic
              Development Corp., Series B, 5.875%, 11/1/09, LOC: First National
              Bank of Maryland..............................................................       340,000
3,560,000   Maryland State Industrial Development Authority Economic Development
              VRDN, 6.75%, 12/31/11, LOC: First National Bank of Maryland...................     3,560,000
1,000,000   Montgomery County Economic Development VRDN, 6.375%,
              11/1/09, LOC: First National Bank of Maryland.................................     1,000,000
4,000,000   Montgomery County Housing Opportunities Commission Multi-Family
              Mortgage Revenue Bonds, 6.00%, 2/1/07, GA: New England Mutual
              Life (Tender 2/1/97 @ 100)....................................................     4,007,120

Michigan (4.7%)
1,630,000   Detroit Distributable State Aid Revenue Bonds, 5.375%, 5/1/96...................     1,637,465
2,000,000   Detroit Distributable State Aid Revenue Bonds, 5.625%, 5/1/97...................     2,034,260
5,030,000   Detroit Limited General Obligation Bonds, Series A, 5.20%, 5/1/98...............     5,112,593
  325,000   Michigan Housing Development Authority Limited Obligation Forest Hill
              VRDN, 4.42%, 11/1/14, LOC: Citibank...........................................       325,000
  400,000   Michigan Housing Development Authority VRDN, 5.25%, 10/1/11.....................       400,250
  175,000   Michigan Housing Development Authority Limited Obligation River
              Place Plaza Notes, 5.25%, 10/1/11.............................................       176,216
  295,000   Michigan Housing Development Authority Bonds, 6.00%, 10/1/11,
              (Escrowed in U.S. Treasury Obligations).......................................       296,599
2,500,000   Michigan Strategic Fund Limited Obligation Revenue VRDN, 6.00%,
              11/1/09, LOC: Tokai Bank, Ltd.................................................     2,500,000
3,525,000   Oakland County Economic Development Obligation, 5.25%, 11/1/14
              (Put 11/1/97 @ 100)...........................................................     3,583,374
6,980,000   Southfield Economic Development Corporation VRDN, 5.95%, 5/15/11,
              INSUR: Fireman's Insurance Co.................................................     6,980,000

Minnesota (1.0%)
4,790,000   St. Paul Port Authority Battlecreek Hotel Revenue Bonds, 4.75%, 7/1/12,
              (Tender 4/1/96 @ 100).........................................................     4,802,215

Missouri (0.2%)
1,200,000   Missouri State Health and Education Facilities Bethesda Group, 5.25%,
              8/15/96.......................................................................     1,203,528

Nevada (0.2%)
1,000,000   Las Vegas Valley Water District, 6.90%, 3/1/96..................................     1,005,440

24 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                           Calvert Tax-Free Reserves
                                  Limited Term
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                   =========

Principal
Amount                                                                               Value
=================================================================================================
New Hampshire (0.1%)
  $465,000   New Hampshire Health & Higher Education Notes, 7.50%, 12/1/00,
               FGIC Insured......................................................   $474,891

New Mexico (0.2%)
 1,020,000   Educational Assistance Student Loan Revenue Bonds, Series A, 5.75%,
               4/1/96, AMBAC Insured.............................................  1,024,845

New York (10.9%)
 2,785,000   City University Certificates of Participation, 4.40%, 8/15/97.......  2,793,996
 4,965,000   City University Certificates of Participation, 4.65%, 8/15/98.......  4,989,130
 4,265,000   State Certificate of Participation Revenue Bonds, 4.75%, 2/1/96.....  4,267,474
 2,500,000   State Certificate of Participation Revenue Bonds, 5.50%, 9/1/96.....  2,520,825
 3,000,000   State Certificate of Participation Revenue Bonds, 5.75%, 3/1/97.....  3,062,070
 5,335,000   State Certificate of Participation Revenue Bonds, 4.75%, 9/1/97.....  5,382,482
 5,775,000   State Certificate of Participation Revenue Bonds, 4.90%, 3/1/98.....  5,831,480
 5,920,000   State Certificate of Participation Revenue Bonds, 4.90%, 9/1/98.....  5,986,067
 1,500,000   New York City General Obligation Bonds, Series A, 7.20%, 8/15/96....  1,530,780
 1,940,000   New York City General Obligation Bonds, Series D, 6.80%, 2/1/97.....  1,999,733
 1,000,000   New York City General Obligation Bonds, Series E, 5.50%, 8/1/97.....  1,019,890
 7,385,000   New York Dormitory Authority Revenue Bonds, Series A, 4.375%,
               7/1/97............................................................  7,415,426
 1,165,000   New York Dormitory Authority Revenue Bonds, Series A, 4.75%,
               7/1/97............................................................  1,175,438
 1,155,000   New York Dormitory Authority Revenue Bonds, Series B, 4.375%,
               7/1/97............................................................  1,159,089
   575,000   New York Energy Research and Development Authority State Service
               Contract Revenue Bonds, 5.00%, 4/1/97.............................    580,951
   595,000   New York Energy Research and Development Authority State Service
               Contract Revenue Bonds, 5.00%, 4/1/98.............................    601,908
 2,800,000   New York State Thruway Authority Highway and Bridge Trust Fund
               Revenue Bonds, Series A, 4.10%, 4/1/97............................  2,800,532
   305,000   Orange County Industrial Development Authority VRDN, 5.61%,
               12/1/05, LOC: United Jersey Bank..................................    305,000

Ohio (4.0%)
 4,000,000   Brookville Industrial Development Board Revenue VRDN, 5.15%,
               4/1/05, LOC: Tokai Bank, Ltd......................................  4,000,000
 1,500,000   Cleveland School District General Obligation Bonds, 6.35%, 6/15/96..  1,514,385
 2,450,000   Cleveland School District General Obligation Bonds, 7.25%, 6/15/98..  2,582,937
 3,275,000   Lucas Industrial Development Authority Revenue VRDN, 3.90%,
               9/1/14, LOC: Bank of Tokyo, Ltd...................................  3,275,000
 7,890,000   Youngstown School District, 6.00%, 6/27/96..........................  7,942,469

ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 25

                           Calvert Tax-Free Reserves
                                  Limited Term
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                   =========

Principal
Amount                                                                                    Value
==================================================================================================
Pennsylvania (8.2%)
 $8,500,000   Beaver County Industrial Development Authority Pollution Control
                Revenue Bonds, 5.25%, 10/1/32, LOC: Barclays Bank, PLC
                (Tender 10/1/97 @ 100)................................................  $8,501,615
  7,000,000   Pennsylvania Intergovernmental Cooperative, 5.40%, 6/15/97..............   7,149,590
  2,000,000   Philadelphia Gas Works Revenue Bonds, Series 14, 6.80%, 7/1/96,
                AMBAC Insured.........................................................   2,031,320
  2,000,000   Philadelphia Gas Works Revenue Bonds, Series B, 6.90%, 7/1/96...........   2,030,420
 11,415,000   Philadelphia Gas Works Revenue Bonds, Series 14, 4.90%, 7/1/96..........  11,476,070
    200,000   Sharon Regional Health Systems Hospital, 5.50%, 12/1/97.................     202,570
  8,750,000   Westmoreland Industrial Development Authority Revenue Bonds,
                4.375%, 5/1/18, LOC: ABN Amro Bank (Tender 5/1/96 @ 100)..............   8,766,013

Puerto Rico (6.2%)
  1,350,000   Puerto Rico Commonwealth Infrastructure Financial Authority, Series A,
                7.40%, 7/1/98.........................................................   1,448,469

 28,000,000   Puerto Rico Electric Power Authority, Series W, 5.00%, 7/1/98...........  28,554,120

Tennessee (2.3%)
 11,000,000   Roane County Industrial Board and Solid Waste Disposal
                Revenue Bonds, 5.90%, 11/1/20, LOC: Long Term Credit Bank of
                Japan (Tender 11/1/96 @ 100)..........................................  11,093,950

Texas (1.7%)
  1,000,000   General Obligation Bonds, Series A, 4.625%, 10/1/97.....................   1,013,660
  7,100,000   Orange County Navigation and Port District Horsehead Reservoir
                Development Project VRDN, 6.55%, 10/1/22, LOC: Long Term Credit
                Bank of Japan.........................................................   7,100,000

Vermont (0.7%)
  1,750,000   Central Vermont Indusrial Development Authority Public Service
                Corporation VRDN, 5.95%, 12/1/01, LOC: Vermont
                National Bank.........................................................   1,750,000
    505,000   Vermont Industrial Development Authority Revenue VRDN, 4.25%,
                12/1/13, LOC: Toronto Dominion........................................     505,000
    250,000   Vermont Municipal Bond Banks, Series 1, 6.75%, 12/1/97..................     263,538
  1,000,000   Vermont General Obligation Bonds, Series B, 6.60%, 10/15/96.............   1,023,690

Virginia (1.9%)
  1,925,000   Hampton Redevelopment Housing Authority Magruder Pines, 7.125%,
                5/1/08, C/LOC: Pioneer Federal Savings and Loan,
                (Tender 5/1/96 @ 100).................................................   1,946,791
  2,350,000   Henrico County Industrial Development Authority Revenue Bonds,
                6.45%, 10/1/00, LOC: Tokai Bank, Ltd..................................   2,350,000
  1,600,000   Henrico County Industrial Development Authority Revenue Bonds,
                4.95%, 10/1/00, LOC: Tokai Bank, Ltd..................................   1,600,000


26 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                           Calvert Tax-Free Reserves
                                  Limited Term
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                   =========

Principal
Amount                                                                                          Value
=======================================================================================================
Virginia (Cont'd)
    $970,000   Peninsula Port Authority Industrial Development Board Revenue Bonds for
                 Olde Hampton Inn, 4.25%, 7/1/16, LOC: NationsBank (Tender
                 7/1/96 @ 100)...........................................................      $972,163
   2,240,000   Virginia State Housing Development Authority Construction Loan Notes,
                 6.875%, 1/1/17 (Tender at any interest payment date)....................     2,279,469

Washington (2.0%)
   1,500,000   Washington State General Obligation Bonds, 8.00%, 9/1/09
                 (Pre-Refunded 9/1/96 @ 100).............................................     1,544,340
   8,000,000   Washington State General Obligation Bonds, Series R, 4.20%, 8/1/98........     8,032,880

West Virginia (3.2%)
   3,730,000   School Building Authority, 6.25%, 7/1/96..................................     3,776,066
  11,295,000   School Building Authority, 7.00%, 7/1/97..................................    11,763,517

Other (3.1%)
   2,000,000   Absaloka Casino Enterprise Bond Anticipation Notes. 8.50%, 12/1/97........     2,011,300
   9,000,000   Fort Mojave Indian Tribe of Arizona, California and Nevada Public
                 Facilities Combined Limited Obligation and Revenue Bonds Adjustable
                 Rate and Tender Series A of 1993, 5.75%, 12/1/18
                 (Tender 12/1/96 @ 100)..................................................     9,140,850
   3,900,000   Oneida Utilities Commission (An Instrumentality of the Oneida Tribe of
                 Indians of Wisconsin) Government Facilities Lease Revenue Bonds,
                 Series 1993, 5.75%, 7/1/96..............................................     3,925,623

                   TOTAL INVESTMENTS (Cost $485,312,125) 100.1%..........................   488,468,119
                   Other assets and liabilities, net (0.1%)..............................      (704,496)
                                                                                           ------------
                   NET ASSETS 100%.......................................................  $487,763,623
                                                                                           ============

Net Assets Consist of:
=======================================================================================================
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par shares authorized:
    Class A: 42,689,940 shares outstanding...............................................  $454,830,466
    Class C: 2,813,640 shares outstanding................................................    29,987,017
Undistributed net investment income......................................................       282,318
Accumulated net realized gain (loss) on investments......................................      (492,172)
Net unrealized appreciation/(depreciation) on investments................................     3,155,994
                                                                                           ------------
      Net assets.........................................................................  $487,763,623
                                                                                           ============

Net Asset Value Per Share
=======================================================================================================
  Class A (based on net assets of $457,706,997)..........................................  $      10.72
                                                                                           ============
  Class C (based on net assets of $30,056,626)...........................................  $      10.68
                                                                                           ============

See notes to financial statements.

ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 27

                           Calvert Tax-Free Reserves
                                   Long Term
                            Statement of Net Assets
                               December 31, 1995
                                   =========

Principal
Amount                                                                                        Value
=======================================================================================================
                                       Municipal Obligations (98.3%)
Arizona (0.3%)
   $200,000  Prescott Convention Center Industrial Development Authority, Series A
               VRDN, 4.50%, 12/1/14, GA: Household Financial Corp........................    $200,000

California (12.8%)
    500,000  California General Obligation Bonds, 9.226%, 4/25/96, BPA:
               Banque National de Paris..................................................     508,125
  1,189,065  California State Department of Justice Certificates of Participation, 6.75%,
               8/31/99...................................................................   1,233,619
  1,000,000  Montebello Unified School District Certificate of Participation
               Revenue Bonds, 6.30%, 6/1/11..............................................   1,039,520
  3,100,000  Orange County Airport Development Authority Revenue VRDN, 5.50%,
               3/1/07, LOC: Tokai Bank...................................................   3,100,000
    500,000  Santa Ana Muli-Family Housing Revenue VRDN, Vintage Apartments
               Project, 6.80%, 12/1/16, LOC: Tokai Bank..................................     500,000
  1,000,000  Walnut Valley School District General Obligation Bonds, 6.10%, 8/1/08,
               AMBAC Insured.............................................................   1,103,770

Connecticut (2.0%)
  1,200,000  Connecticut Airport Development Authority Revenue VRDN, 6.70%,
               12/1/20, LOC: Daiwa Bank..................................................   1,200,000

Colorado (7.2%)
  5,280,000  Colorado Health Facilities Authority Retirement Facilities, Zero Coupon,
               7/15/20, IA: Escrowed (Refcorp Strips)....................................   1,087,310
  6,500,000  Dawson Ridge Metropolitan District Series B, Zero Coupon Bonds,
               10/1/22, IA: Escrowed (Treasuries)........................................   1,232,270
    500,000  Denver City and County Airport Bonds, 7.00%, 11/15/99.......................     535,360
  1,300,000  Denver City and County Airport Bonds, 7.20%, 11/15/02.......................   1,428,934

Delaware (0.1%)
     80,000  Dover Electric Power Revenue Bonds, 7.00%, 7/1/15...........................      86,484

Florida (16.7%)
    440,000  Collier County Special Assessment Revenue Bonds, 5.375%, 11/1/07............     459,976
  1,500,000  Dade County Industrial Development Authority Revenue Bonds,
               8.00%, 6/1/22.............................................................   1,559,025
  1,000,000  Flagler County Special Assessment Revenue Bonds, 7.20%, 7/1/14..............   1,129,790
    500,000  Hillsborough County Port District Special Refunding Revenue Bonds,
               5.75%, 6/1/13, FSA Insured................................................     523,440
  1,250,000  Palm Beach County School Board Certificates of Participation, Series A,
               5.375%, 8/1/15, AMBAC Insured.............................................   1,251,538
  2,500,000  Tampa Capital Improvement Program Series B, 8.375%, 10/1/18,
               IA: Den Danske Bank.......................................................   2,705,025
  2,000,000  Tampa Palms Community Development Special Assessment Revenue
               Bonds, 5.90%, 5/1/08, MBIA Insured........................................   2,179,520

28 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                           Calvert Tax-Free Reserves
                                   Long Term
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                   =========

Principal
Amount                                                                                      Value
===================================================================================================
Hawaii (1.7%)
 $1,000,000   Honolulu General Obligation Bonds, 5.00%, 10/1/13......................      $989,480

Indiana (1.9%)
  1,000,000   Indianapolis Local Public Improvement Bond Bank, 6.75%, 2/1/14.........     1,142,530

Kansas (1.6%)
    885,000   Sedgwick and Shawnee County Housing Mortgage Bonds, Series C,
                8.625%, 11/1/18, GNMA Collateralized.................................       949,224

Louisiana (6.3%)
  1,735,000   Louisiana Public Facility Authority Multi-Family Housing Revenue Bonds,
                7.00%, 6/1/24, INSUR: Asset Guaranty.................................     1,854,368
  1,690,000   Louisiana Public Finance Agency Multi-Family Housing Revenue Bonds,
                7.75%, 11/1/16.......................................................     1,844,500

Maryland (5.8%)
  2,100,000   Cambridge Economic Development Revenue Bonds, 8.50%, 4/1/14............     2,303,133
    158,150   Maryland Industrial Development Finance Authority Revenue Bonds,
                6.75%, 5/1/96........................................................       158,410
    950,000   Maryland State Community Development Authority Mortgage Revenue
                Bonds, 7.70%, 4/1/15.................................................       994,356

Michigan (1.8%)
  1,000,000   Michigan Hospital Finance Authority Bonds, 7.00%, 11/1/21..............     1,093,770

Mississippi (3.7%)
  2,000,000   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds,
                7.50%, 8/1/16, GIC: Banque National de Paris.........................     2,186,860

New York (6.6%)
  1,000,000   New York City Bonds, Series E, 5.75%, 2/15/09..........................       989,940
  2,500,000   New York and New Jersey Port Authority Ninety-Third Series
                Consolidated Revenue Bonds, 6.125%, 6/1/2094.........................     2,757,800
    125,000   Orange County Industrial Development Agency VRDN, 5.61%, 12/1/05,
                LOC: United Jersey Bank..............................................       125,000

Ohio (3.5%)
  1,000,000   Cleveland Waterworks Revenue Bonds, 5.50%, 1/1/21, MBIA Insured........     1,046,010
  1,000,000   Ohio Water Development Authority Pollution Control Facilities
                Revenue Bonds, 5.50%, 6/1/15, MBIA Insured...........................     1,006,700

Pennsylvania (6.7%)
  1,350,000   Northeastern Pennsylvania Hospital Authority Revenue Bonds, 7.65%,
                7/1/10, (Pre-refunded 7/1/99 @ 102)..................................     1,521,801


ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 29

                           Calvert Tax-Free Reserves
                                   Long Term
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                   =========

Principal
Amount                                                                                  Value
================================================================================================
Pennsylvania (Cont'd)
  $315,000  Pennsylvania Housing Finance Authority Single Family Mortgage
              Revenue Bonds, Series 27, 8.15%, 10/1/21.............................     $325,521
 2,000,000  Philadelphia Airport Revenue Bonds, 9.00%, 6/15/15.....................    2,070,600

Rhode Island (1.9%)
   500,000  Rhode Island Port Authority Economic Development Authority Corp.,
              Series A, 7.00%, 7/1/14, FSA Insured.................................      596,815
   500,000  Rhode Island State Housing Mortgage Finance Corp., 7.95%, 10/1/30......      533,330

Texas (1.9%)
 1,000,000  Houston Water Conveyance System Contract Certificates of Participation,
              6.125%, 12/15/09, AMBAC Insured......................................    1,115,260

Vermont (2.1%)
 1,250,000  Vermont Educational and Health Buildings Finance Agency Hospital
              Revenue Bonds, 6.00%, 9/1/06.........................................    1,269,563

Virginia (6.6%)
 1,000,000  Arlington County General Obligation Bonds Series 1993, 6.00%, 6/1/11...    1,111,140

 1,000,000  Virginia State Housing Development Authority Revenue Bonds, 6.00%,
              7/1/03...............................................................    1,041,000
 1,000,000  Virginia State Housing Development Authority Revenue Bonds, 8.00%,
              1/1/38...............................................................    1,047,850
   700,000  Virginia State Resources Authority Water and Sewer Bonds, 5.50%,
              10/1/19..............................................................      701,245

Washington (3.2%)
 1,915,000  Washington Public Power Supply Bonds, 5.50%, 7/1/17, MBIA Insured......    1,903,050

West Virginia (2.2%)
 4,000,000  Kanawha Mercer Nicholas Putnam & Raleigh Counties, Zero Coupon
              Bonds, 2/1/15, (Pre-refunded 2/1/14 @ 89.8452).......................    1,311,760

Other (1.7%)
1,000,000   Oneida Utilities Community Government Facilities Lease Revenue Bonds,
              6.25%, 7/1/97........................................................    1,020,960

Total Municipal Obligations (Cost $53,992,746).....................................   58,075,682


30 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                           Calvert Tax-Free Reserves
                                   Long Term
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========


Contracts                                                                                            Value
------------------------------------------------------------------------------------------------------------
                                           Options Purchased (0.3%)
          96   Call Options on March 1996 U.S. Treasury Bond Futures,
                 Expiration 2/17/96, Strike Price 122.......................................      $139,500
                                                                                               -----------
               Total Options (Premium $138,960).............................................       139,500
                                                                                               -----------

                   TOTAL INVESTMENTS (Cost and Premium $54,131,705) 98.6%...................   $58,215,182
                   Other assets and liabilities, net 1.4%...................................       821,584
                                                                                               -----------
                   NET ASSETS 100%..........................................................   $59,036,766
                                                                                               ===========

Net Assets Consist of:
------------------------------------------------------------------------------------------------------------
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par shares authorized:
  Class A: 3,313,537 shares outstanding.....................................................   $53,143,528
  Class C: 97,939 shares outstanding........................................................     1,596,790
Undistributed net investment income.........................................................       185,973
Accumulated net realized gain (loss) on investments.........................................        26,998
Net unrealized appreciation (depreciation) on investments...................................     4,083,477
                                                                                               -----------
  Net assets................................................................................   $59,036,766
                                                                                               ===========
Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------
   Class A (based on net assets of $57,358,592).............................................        $17.31
                                                                                               ===========
   Class C (based on net assets of $1,678,174)..............................................        $17.13
                                                                                               ===========

Explanation of Guarantees                       Abbreviations
BPA: Bond-Purchase Agreement                    VRDN: Variable Rate Demand Notes
CD: Certificate of Deposit
GA: Guaranty Agreement
LOC: Letter of Credit
C/LOC: Collateralized LOC
CONF: Confirming Letter of Credit
GIC: Guaranteed Investment Contract
INSUR: Insurance
SURBD: Surety Bond
REPO: Repurchase Agreement
TOA: Tender Option Agreement
TPG: Third Party Guarantee
IA: Investment Agreement

Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

See notes to financial statements.

ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 31

                           Calvert Tax-Free Reserves
                            Statements of Operations
                          Year Ended December 31, 1995

                                  ==========

                                              Money       Limited-         Long-
                                             Market         Term           Term
Net Investment Income                       Portfolio     Portfolio     Portfolio
--------------------------------------------------------------------------------------
Investment Income
 Interest income.......................... $76,458,272   $26,031,436    $3,500,604
                                           -----------   -----------    ----------

Expenses
 Investment advisory fee..................   7,481,925     3,149,849       320,128
 Transfer agency fees and expenses........   1,649,516       240,490        31,611
 Distribution Plan expenses:
   Class MMP..............................      38,145          ----          ----
   Class A................................        ----          ----        46,932
   Class C................................        ----       168,467        12,079
 Trustees' fees and expenses..............     144,818        47,615         4,495
 Administrative fees......................     124,836        39,445         3,955
 Custodian fees...........................     128,309        42,316         9,541
 Registration fees........................      68,275        30,617        20,604
 Reports to shareholders..................     686,321       126,010        18,827
 Professional fees........................      66,732        15,553         1,514
 Miscellaneous............................     158,882        89,445        11,825
                                           -----------   -----------    ----------
   Total expenses.........................  10,547,759     3,949,807       481,511
   Fees paid indirectly...................    (128,309)      (44,316)       (9,601)
                                           -----------   -----------    ----------
     Net expenses.........................  10,419,450     3,905,491       471,910
                                           -----------   -----------    ----------
     Net Investment Income................  66,038,822    22,125,945     3,028,694
                                           -----------   -----------    ----------
Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------------
Net realized gain (loss) on securities....      (8,789)       (7,886)      874,790
Net realized gain (loss) on futures.......        ----          ----      (101,856)
                                           -----------   -----------    ----------
                                                (8,789)       (7,886)      772,934
Change in unrealized appreciation
 or depreciation..........................        ----     6,379,282     4,039,827
                                           -----------   -----------    ----------

     Net Realized and
     Unrealized Gain (Loss)
     on Investments.......................      (8,789)    6,371,396     4,812,761
                                           -----------   -----------    ----------

     Increase (Decrease) in
     Net Assets Resulting
     from Operations...................... $66,030,033   $28,497,341    $7,841,455
                                           ===========   ===========    ==========

See notes to financial statements.

32 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                           Calvert Tax-Free Reserves
                      Statements of Changes in Net Assets

                                  ==========

                                                                   Money Market      Money Market
                                                                    Portfolio         Portfolio
                                                                   Year Ended        Year Ended
Increase (Decrease) in Net Assets                                 Dec. 31, 1995     Dec. 31, 1994
==================================================================================================
Operations
 Net investment income.........................................  $    66,038,822   $    40,403,451
 Net realized gain (loss) on investments.......................           (8,789)          (91,118)
                                                                 ---------------   ---------------
   Increase (Decrease) in Net Assets
   Resulting from Operations...................................       66,030,033        40,312,333
                                                                 ---------------   ---------------

Distributions to shareholders from
 Net investment income:
  Class O shares...............................................      (65,599,120)      (40,442,346)
  Class MMP shares..............................................        (339,143)             ----
                                                                 ---------------   ---------------
 Total distributions...........................................      (65,938,263)      (40,442,346)
                                                                 ---------------   ---------------

Capital share transactions
 Shares sold:
  Class O shares...............................................    6,744,165,972     4,996,477,020
  Class MMP shares.............................................       57,608,751              ----
 Reinvestment of distributions:
  Class O shares...............................................       63,374,528        40,442,830
  Class MMP shares.............................................          332,568              ----
 Shares redeemed:
  Class O shares...............................................   (6,411,381,797)   (5,192,809,177)
  Class MMP shares.............................................      (16,212,303)             ----
                                                                 ---------------   ---------------
 Total capital share transactions..............................      437,887,719      (155,889,327)
                                                                 ---------------   ---------------

Total Increase (Decrease) in Net Assets........................      437,979,489      (156,019,340)

Net Assets
==================================================================================================
Beginning of year..............................................    1,344,594,922     1,500,614,262
                                                                 ---------------   ---------------
End of year (including undistributed net investment income of
 $103,075 and $2,516 for 1995 and 1994, respectively.).........  $ 1,782,574,411   $ 1,344,594,922
                                                                 ===============   ===============



See notes to financial statements.

ANNUAL REPORT                                   CALVERT TAX-FREE RESERVES - 33

                           Calvert Tax-Free Reserves
                      Statements of Changes in Net Assets

                                  ==========

                                                                  Limited-Term      Limited-Term
                                                                    Portfolio         Portfolio
                                                                   Year Ended        Year Ended
Increase (Decrease) in Net Assets                                 Dec. 31, 1995     Dec. 31, 1994
=================================================================================================
Operations
 Net investment income.........................................  $  22,125,945     $  24,117,187
 Net realized gain (loss) on investments.......................         (7,886)         (432,419)
 Change in unrealized appreciation or depreciation
  of investments...............................................      6,379,282        (7,554,146)
                                                                 -------------     -------------
   Increase (Decrease) in Net Assets
   Resulting from Operations...................................     28,497,341        16,130,622
                                                                 -------------     -------------

Distributions to shareholders from
 Net investment income:
  Class A shares...............................................    (20,871,817)      (23,358,514)
  Class C shares...............................................     (1,108,847)         (618,044)
                                                                 -------------     -------------
 Total distributions...........................................    (21,980,664)      (23,976,558)
                                                                 -------------     -------------

Capital share transactions
 Shares sold:
  Class A shares...............................................    116,789,453       314,859,198
  Class C shares...............................................     19,784,285        45,905,038
 Reinvestment of distributions:
  Class A shares...............................................     18,399,341        23,358,822
  Class C shares...............................................      1,059,645           617,853
 Shares redeemed:
  Class A shares...............................................   (228,473,875)     (449,139,926)
  Class C shares...............................................    (22,214,540)      (15,157,766)
                                                                 -------------     -------------
 Total capital share transactions..............................    (94,655,691)      (79,556,781)
                                                                 -------------     -------------

Total Increase (Decrease) in Net Assets........................    (88,139,014)      (87,402,717)

Net Assets
=================================================================================================
Beginning of year..............................................    575,902,637       663,305,354
                                                                 -------------     -------------
End of year (including undistributed net investment income of
 $282,318 and $223,011 for 1995 and 1994, respectively.).......  $ 487,763,623     $ 575,902,637
                                                                 =============     =============


See notes to financial statements.

34- CALVERT TAX-FREE RESERVES                                    ANNUAL REPORT

                           Calvert Tax-Free Reserves
                      Statements of Changes in Net Assets

                                  ==========

                                                                    Long-Term         Long-Term
                                                                    Portfolio         Portfolio
                                                                   Year Ended        Year Ended
Increase (Decrease) in Net Assets                                 Dec. 31, 1995     Dec. 31, 1994
==================================================================================================
Operations
 Net investment income.........................................  $ 3,028,694       $  2,850,934
 Net realized gain (loss) on investments.......................      772,934           (444,711)
 Change in unrealized appreciation or depreciation
  of investments...............................................    4,039,827         (3,669,995)
                                                                 -----------       ------------
   Increase (Decrease) in Net Assets
   Resulting from Operations...................................    7,841,455         (1,263,772)
                                                                 -----------       ------------

Distributions to shareholders from
 Net investment income:
  Class A shares...............................................   (2,815,221)        (2,806,743)
  Class C shares...............................................      (53,252)           (19,132)
 Net realized gain on investments:
  Class A shares...............................................     (300,655)              ----
  Class C shares...............................................       (8,878)              ----
                                                                 -----------       ------------
 Total distributions...........................................   (3,178,006)        (2,825,875)
                                                                 -----------       ------------

Capital share transactions
 Shares sold:
  Class A shares...............................................   11,805,684          8,288,022
  Class C shares...............................................      947,016          1,019,280
 Reinvestment of distributions:
  Class A shares...............................................    2,727,932          2,806,743
  Class C shares...............................................       59,797             19,131
 Shares redeemed:
  Class A shares...............................................   (9,010,280)       (14,965,055)
  Class C shares...............................................     (293,958)          (145,491)
                                                                 -----------       ------------
 Total capital share transactions..............................    6,236,191         (2,977,370)
                                                                 -----------       ------------

Total Increase (Decrease) in Net Assets........................   10,899,640         (7,067,017)

Net Assets
==================================================================================================
Beginning of year..............................................   48,137,126         55,204,143
                                                                 -----------       ------------
End of year (including undistributed net investment income of
 $185,973 and $23,901 for 1995 and 1994, respectively.)........  $59,036,766       $ 48,137,126
                                                                 ===========       ============

See notes to financial statements.

ANNUAL REPORT                                   CALVERT TAX-FREE RESERVES - 35

                         Notes To Financial Statements

Note A--Significant Accounting Policies

General: The Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of six separate portfolios, three of which are reported herein; Money Market, Limited-Term and Long-Term. The operations of each series are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Class MMP shares are sold without a sales charge. Limited-Term and Long-Term offer both Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 2.00% for Limited-Term and 3.75% for Long-Term. Class C shares, which have no transaction-based sales charge, have a higher annual expense rate than Class A. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

On October 2, 1995, the net assets of Calvert Money Management Plus Tax-Free Portfolio, approximately $44 million, were merged into Money Market creating the Class MMP shares of Money Market.

Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities listed or traded on a national securities exchange are valued at the last reported sale price. All securities for Money Market are valued at amortized cost which approximates market. Short-term securities maturing within 60 days are valued at amortized cost which approximates market. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Options: Long-Term may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

Futures Contracts: Long-Term may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering in futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.


36 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B--Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

                        FIRST $500    NEXT $500      OVER
                         MILLION       MILLION     $1 BILLION
=================================================================
Money Market.............. .50%         .45%         .40%
Limited-Term.............. .60%         .50%         .40%
Long-Term................. .60%         .50%         .40%

Calvert Distributors, Inc. (the successor of Calvert Securities Corp. effective April, 1995), both affiliates of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class MMP of Money Market, Class A of Long-Term and Class C of both Limited-Term and Long-Term, allow the Portfolios to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of: .35% on Class MMP and Class A, and .55% and 1% on Class C of Limited-Term and Long-Term, respectively.

The Distributor received $10,900 and $21,661 as its portion of commissions charged on sales of the Limited-Term and Long-Term Class A shares, respectively.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly of


ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 37

$200,000, which is allocated to all of the Portfolios of the Fund based on their relative net assets.

Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,250 plus up to $1,200 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C--Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were:


                                           Limited-Term   Long-Term
----------------------------------------------------------------------
Purchases................................  $118,021,894  $30,226,253
Sales....................................   286,909,872   29,018,090


Money Market held only short-term investments.

The cost of investments owned at December 31, 1995 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation (depreciation) and the net realized capital loss carryforward with expiration dates:

                                   Money
                                   Market    Limited-Term    Long-Term
-----------------------------------------------------------------------
Unrealized appreciation..........    ----     $3,168,175     $4,083,477
Unrealized depreciation..........    ----        (12,181)          ----
                                              -----------    ----------
 Net.............................    ----     $3,155,994     $4,083,477
                                              ===========    ==========
Capital loss carry forward....... $99,863     $  492,172           ----
Expiration dates.................    2003           2002           ----

Capital losses may be utilized to offset future capital gains until expiration.

As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. The transactions are effected at par with no gain or loss to the Portfolio, in accordance with policies of the Fund.


38 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

Note D--Capital Shares
Transactions in shares of beneficial interest ("capital shares") for the years ended December 31, 1995 and 1994 were:


                                             Reinvestment
                                                   of               Shares             Net Share
1995 Share Activity         Shares Sold      Distributions         Redeemed            Activity
====================================================================================================
 Money Market:
  Class O................  6,744,165,972       63,374,528       (6,411,381,797)       396,158,703
  Class MMP..............     57,608,751          332,568          (16,212,303)        41,729,016
 Limited-Term:
  Class A................     10,928,746        1,722,285          (21,385,078)        (8,734,047)
  Class C................      1,858,790           99,532           (2,086,783)          (128,461)
 Long-Term:
  Class A................        707,071          163,655             (542,469)           328,257
  Class C................         56,987            3,580              (18,019)            42,548




                                             Reinvestment
                                                   of               Shares             Net Share
1994 Share Activity         Shares Sold      Distributions         Redeemed            Activity
====================================================================================================

 Money Market:
  Class O................  4,996,477,020       40,442,830       (5,192,809,177)      (155,889,327)
  Class MMP..............           ----             ----                 ----               ----
 Limited-Term:
  Class A................     29,453,262        2,188,498          (42,078,519)       (10,436,759)
  Class C................      4,324,589           58,608           (1,441,091)         2,942,106
 Long-Term:
  Class A................        510,683          173,527             (917,754)          (233,544)
  Class C................         66,606            1,282              (12,497)            55,391


ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 39

                              Financial Highlights
                             Money Market Portfolio
                                  ==========

                                                Class O Shares             Class O Shares       Class O Shares
                                                  Year Ended                Year Ended            Year Ended
                                                 Dec. 31, 1995              Dec. 31, 1994        Dec. 31, 1993
======================================================================================================================
Net asset value, beginning of year.............   $     1.00                 $     1.00           $     1.00
                                                 =============              =============        =============
Income from investment operations
---------------------------------
 Net investment income.........................         .040                       .028                 .024
                                                 -------------              -------------        -------------
Distributions from
------------------
 Net investment income.........................        (.040)                     (.028)               (.024)
                                                 -------------              -------------        -------------

Net asset value, end of year...................   $     1.00                 $     1.00           $     1.00
                                                 =============              =============        =============

Total return...................................         4.02%                      2.81%                2.41%
                                                 =============              =============        =============

Ratios to average net assets:
 Net investment income.........................         3.93%                      2.75%                2.37%
                                                 =============              =============        =============
 Total expenses +..............................          .62%                      ----                 ----
                                                 =============              =============        =============
 Net expenses..................................          .61%                       .62%                 .60%
                                                 =============              =============        =============

Net assets, end of  year (in thousands)........   $1,740,839                 $1,344,595           $1,500,614
                                                 =============              =============        =============

Number of shares outstanding at end
 of year (in thousands)........................    1,740,948                  1,344,668            1,500,557
                                                 =============              =============        =============



                                                                                                Class MMP Shares
                                                                                                 From Inception
                                                Class O Shares             Class O Shares         Oct. 2, 1995
                                                  Year Ended                 Year Ended             Through
                                                 Dec. 31, 1992              Dec. 31, 1991         Dec. 31, 1995
======================================================================================================================
Net asset value, beginning of period...........   $     1.00                 $     1.00              $  1.00
                                                 =============              =============        =============
Income from investment operations
---------------------------------
 Net investment income.........................         .031                       .048                 .008
                                                 -------------              -------------        -------------
Distributions from
------------------
 Net investment income.........................        (.031)                     (.048)               (.008)
                                                 -------------              -------------        -------------
Net asset value, end of period.................   $     1.00                 $     1.00              $  1.00
                                                 =============              =============        =============

Total return...................................         3.18%                      4.96%                 .79%
                                                 =============              =============        =============

Ratios to average net assets:
 Net investment income.........................         3.10%                      4.79%                3.19%(a)
                                                 =============              =============        =============
 Total expenses +..............................         ----                       ----                 1.35%(a)
                                                 =============              =============        =============
 Net expenses..................................          .59%                       .61%                1.34%(a)
                                                 =============              =============        =============

Net assets, end of  period (in thousands)......   $1,552,106                 $1,382,330              $41,736
                                                 =============              =============        =============

Number of shares outstanding at end
 of period (in thousands)......................    1,552,061                  1,382,288               41,732
                                                 =============              =============        =============

40 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                              Financial Highlights
                             Limited-Term Portfolio
                                  ==========

                                                      Class A Shares      Class A Shares     Class A Shares
                                                        Year Ended          Year Ended          Year Ended
                                                       Dec. 31, 1995       Dec. 31, 1994      Dec. 31, 1993
========================================================================================================================
Net asset value, beginning of year...................    $  10.59            $  10.72           $  10.68
                                                       =============       =============      =============
Income from investment operations
---------------------------------
 Net investment income...............................         .45                 .39                .38
 Net realized and unrealized gain (loss)
  on investments.....................................         .13                (.13)               .04
                                                       -------------       -------------      -------------
 Total from investment operations....................         .58                 .26                .42
                                                       -------------       -------------      -------------
Distributions from
------------------
 Net investment income...............................        (.45)               (.39)              (.38)
                                                       -------------        -------------      -------------
Total increase (decrease) in net asset value.........         .13                (.13)               .04
                                                       -------------        -------------      -------------
Net asset value, end of year.........................    $  10.72            $  10.59           $  10.72
                                                       =============        =============      =============
Total return*........................................        5.55%               2.42%              4.02%
                                                       =============        =============      =============
Ratios to average net assets:
 Net investment income...............................        4.21%               3.60%              3.59%
                                                       =============        =============      =============
 Total expenses +....................................         .71%               ----               ----
                                                       =============        =============      =============
 Net expenses........................................         .70%                .66%               .67%
                                                       =============        =============      =============
Portfolio turnover...................................          33%                 27%                14%
                                                       =============        =============      =============
Net assets, end of year (in thousands)...............    $457,707            $544,822            $663,305
                                                       =============        =============      =============
Number of shares outstanding at end
 of year (in thousands)..............................      42,690              51,424              61,861
                                                       =============        =============      =============


                                                                          Class A Shares     Class A Shares
                                                                            Year Ended         Year Ended
                                                                           Dec. 31, 1992      Dec. 31, 1991
========================================================================================================================
Net asset value, beginning of year......................................     $  10.65           $  10.61
                                                                           =============      =============
Income from investment operations
---------------------------------
 Net investment income..................................................          .49                .64
 Net realized and unrealized gain (loss)
  on investment operations..............................................          .03                .03
                                                                           -------------      -------------
 Total from investment operations.......................................          .52                .67
                                                                           -------------      -------------
Distributions from
------------------
 Net investment income..................................................         (.49)              (.63)
                                                                          -------------       -------------
Total increase (decrease) in net asset value............................          .03                .04
                                                                          -------------       -------------
Net asset value, end of year............................................     $  10.68           $  10.65
                                                                          =============       =============
Total return*...........................................................         4.99%              6.46%
                                                                          =============       =============
Ratios to average net assets:
 Net investment income..................................................         4.58%              5.99%
                                                                          =============       =============
 Total expenses +.......................................................         ----               ----
                                                                          =============       =============
 Net expenses...........................................................          .71%               .73%
                                                                          =============       =============
Portfolio turnover......................................................            5%                 1%
                                                                          =============       =============
Net assets, end of  year (in thousands).................................     $567,419           $294,308
                                                                          =============       =============
Number of shares outstanding at end
 of year (in thousands).................................................       53,140             27,644
                                                                          =============       =============

ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 41

                              Financial Highlights
                             Limited-Term Portfolio
                                  (Continued)
                                  ==========




                                                                                            Class C Shares
                                                                                            From Inception
                                                               Class C Shares                Mar. 1, 1994
                                                                 Year Ended                    Through
                                                                Dec. 31, 1995               Dec. 31, 1994
========================================================================================================================
Net asset value, beginning of period..........................    $ 10.56                     $ 10.70
                                                                =============               =============
Income from investment operations
---------------------------------
 Net investment income........................................        .38                         .27
 Net realized and unrealized gain (loss)
  on investment operations....................................        .13                        (.12)
                                                                -------------               --------------
 Total from investment operations.............................        .51                         .15
                                                                -------------               --------------
Distributions from
------------------
 Net investment income........................................       (.39)                       (.29)
                                                                -------------               --------------
Total increase (decrease) in net asset value..................        .12                        (.14)
                                                                -------------               --------------
Net asset value, end of period................................    $ 10.68                     $ 10.56
                                                                =============               ==============
Total return..................................................       4.86%                       1.43%
                                                                =============               =============
Ratios to average net assets:
 Net investment income........................................       3.57%                       3.05%(a)
                                                                =============               =============
 Total expenses +.............................................       1.35%                       ----
                                                                =============               =============
 Net expenses.................................................       1.34%                       1.38%(a)
                                                                =============               =============
Portfolio turnover............................................         33%                         27%
                                                                =============               =============
Net assets, end of period (in thousands)......................    $30,057                     $31,081
                                                                =============               =============
Number of shares outstanding at end
 of period (in thousands).....................................      2,814                       2,942
                                                                =============               =============

42 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                             Financial Highlights
                              Long-Term Portfolio

                                  ==========

                                                Class A Shares  Class A Shares  Class A Shares
                                                  Year Ended      Year Ended      Year Ended
                                                Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993
==============================================================================================
Net asset value, beginning of year............     $ 15.83         $ 17.15         $ 16.32
                                                =============   ==============  ==============
Income from investment operations
---------------------------------
 Net investment income........................         .95             .93             .94
 Net realized and unrealized gain (loss)
  on investments..............................        1.53           (1.33)            .83
                                                -------------   --------------  --------------
 Total from investment operations.............        2.48            (.40)           1.77
                                                -------------   --------------  --------------
Distributions from
------------------
 Net investment income........................        (.91)           (.92)           (.94)
 Net realized gains...........................        (.09)           ----            ----
                                                -------------   --------------  --------------
  Total distributions.........................       (1.00)           (.92)           (.94)
                                                -------------   --------------  --------------
Total increase (decrease) in net asset value..        1.48           (1.32)            .83
                                                -------------   --------------  --------------
Net asset value, end of year..................     $ 17.31         $ 15.83         $ 17.15
                                                =============   ==============  ==============
Total return*.................................       16.05%          (2.30%)         11.12%
                                                =============   ==============  ==============
Ratios to average net assets:
 Net investment income........................        5.71%           5.73%           5.59%
                                                =============   ==============  ==============
 Total expenses+..............................         .87%           ----            ----
                                                =============   ==============  ==============
 Net expenses.................................         .85%            .81%            .78%
                                                =============   ==============  ==============
Portfolio turnover............................          58%             98%             97%
                                                =============   ==============  ==============
Net assets, end of year (in thousands)........     $57,359         $47,267         $55,204
                                                =============   ==============  ==============
Number of shares outstanding at end
 of year (in thousands).......................       3,314           2,985           3,219
                                                =============   ==============  ==============

                                                                Class A Shares  Class A Shares
                                                                  Year Ended      Year Ended
                                                                Dec. 31, 1992   Dec. 31, 1991
==============================================================================================
Net asset value, beginning of year........................         $ 16.11         $ 15.35
                                                                ==============  ==============
Income from investment operations
---------------------------------
 Net investment income....................................             .98             .97
 Net realized and unrealized gain (loss)
  on investments..........................................             .20             .78
                                                                --------------  --------------
 Total from investments...................................            1.18            1.75
                                                                --------------  --------------
Distributions from
------------------
 Net investment income....................................            (.97)           (.99)
 Net realized gains.......................................            ----            ----
                                                                --------------  --------------
  Total distributions.....................................            (.97)           (.99)
                                                                --------------  --------------
Total increase (decrease) in net asset value..............             .21             .76
                                                                --------------  --------------
Net asset value, end of year..............................         $ 16.32         $ 16.11
                                                                ==============  ==============
Total return*.............................................            7.60%          11.77%
                                                                ==============  ==============
Ratios to average net assets:
 Net investment income....................................            6.06%           6.39%
                                                                ==============  ==============
 Total expenses+..........................................            ----            ----
                                                                ==============  ==============
 Net expenses.............................................             .82%            .78%
                                                                ==============  ==============
Portfolio turnover........................................             196%            276%
                                                                ==============  ==============
Net assets, end of year (in thousands)....................         $45,665         $43,774
                                                                ==============  ==============
Number of shares outstanding at end
 of year (in thousands)...................................           2,799           2,718
                                                                ==============  ==============

ANNUAL REPORT                                   CALVERT TAX-FREE RESERVES - 43

                             Financial Highlights
                              Long-Term Portfolio
                                  (Continued)

                                  ==========

                                                                Class C Shares
                                                                From Inception
                                                Class C Shares   Mar. 1, 1994
                                                  Year Ended       Through
                                                Dec. 31, 1995   Dec. 31, 1994
==============================================================================
Net asset value, beginning of period..........      $15.72          $16.86
                                                ==============  ==============
Income from investment operations
---------------------------------
 Net investment income........................         .78             .58
 Net realized and unrealized gain (loss)
  on investments..............................        1.46           (1.04)
                                                --------------  --------------
 Total from investment operations.............        2.24            (.46)
                                                --------------  --------------
Distributions from
------------------
 Net investment income........................        (.74)           (.68)
 Net realized gains...........................        (.09)           ----
                                                --------------  --------------
  Total distributions.........................         .83            (.68)
                                                --------------  --------------
Total increase (decrease) in net asset value..        1.41           (1.14)
                                                --------------  --------------
Net asset value, end of period................      $17.13          $15.72
                                                ==============  ==============
Total return*.................................       14.51%          (2.24%)
                                                ==============  ==============
Ratios to average net assets:
 Net investment income........................        4.34%           3.57%(a)
                                                ==============  ==============
 Total expenses+..............................        2.19%           ----
                                                ==============  ==============
 Net expenses.................................        2.17%           2.55%(a)
                                                ==============  ==============
 Expenses reimbursed..........................        ----            3.06%(a)
                                                ==============  ==============
Portfolio turnover............................          58%             98%
                                                ==============  ==============
Net assets, end of period (in thousands)......      $1,678          $  871
                                                ==============  ==============
Number of shares outstanding at end
 of period (in thousands).....................          98              55
                                                ==============  ==============

* Total return is not annualized and does not reflect deduction of Class A front-end sales charge.
(a) Annualized
+ Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


44 - CALVERT TAX-FREE RESERVES                                   ANNUAL REPORT

[LOGO]
Investing with Vision(TM)


4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814

Calvert
Tax-Free Reserves
California And
New Jersey Money
Market Portfolios

Annual
Report
December 31, 1995



[LETTERHEAD OF CALVERT GROUP]

                              To Open an Account:
                              ...................
                                  800-368-2748

                               Yields and Prices:
                              ...................
                          Calvert Information Network
                            24 hours, 7 days a week
                                  800-368-2745

                                  Service for
                               Existing Account:
                              ...................
                           Shareholders: 800-368-2745
                             Brokers: 800-368-2746

                                TDD for Hearing
                                   Impaired:
                              ...................
                                  800-541-1524

                                 Branch Office:
                              ...................
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814

                             Registered, Certified
                               or Overnight Mail:
                              ...................
                                 Calvert Group
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814

                                   Principal
                                  Underwriter:
                              ...................
                           Calvert Distributors, Inc.
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814


      This report is intended to provide fund information to shareholders.
 It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

                        Annual Report-December 31, 1995

                            ======================

                           CALVERT TAX-FREE RESERVES
                           CALIFORNIA AND NEW JERSEY
                            MONEY MARKET PORTFOLIOS

Dear Investors:

  The soft-landing theory became a reality during the twelve months ended December 31, 1995. Gross Domestic Product (GDP) slowed to below 2% annualized, based on estimates of fourth quarter data. The more sluggish pace of economic growth kept inflation in check. Interest rates declined as the Federal Reserve took steps to stimulate the economy during the last two quarters of 1995.

                                MUNICIPAL RATES
                                [CHART APPEARS]
Market Summary

  The stock and bond markets thrived in this economic climate. Investors poured money into the stock market as companies continued to generate good earnings despite the slowing economy. The Standard & Poor's 500(R) Stock Index rose 34% for the year. Bond investors benefited from a windfall of capital gains as yields fell. Returns on bonds, generally expected to lag those on stocks, were as high as 30% for long-term Treasuries. The average taxable money market fund returned slightly over 5% for the year.

Performance and Strategy

  After rising steeply throughout 1994, short-term interest rates fell in 1995. The California and New Jersey Money Market Portfolios' dividend yields for the 12-month period ending December 31, 1995 were above their year-ago levels because the drop in rates in 1995 did not push yields as low as they had been for much of 1994.


                              California Portfolio
                            Compound Dividend Yield
                                [CHART APPEARS]

ANNUAL REPORT         CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO- 1

  Shareholders in the Calvert New Jersey Money Market Portfolio received a proxy statement earlier this month to vote on a proposed merger of New Jersey Money Market Portfolio into the larger Calvert Tax-Free Reserves Money Market Portfolio. Please vote and return your proxy card now if you have not already done so.

  The possibility of tax reform and weakened bond fund investment in short-term municipal securities kept rates higher than would have been expected. Throughout 1995, we invested in very short-term, highly liquid securities and benefited from their relatively more attractive rates.

  The municipal markets have recovered from the initial jolt and aftershocks stemming from Orange County's credit problems. The California Money Market Portfolio owned $4 million in Orange County notes, backed by an agreement that guaranteed the Portfolio would recover the notes' full face value. The notes were paid in full on June 30, 1995.

Outlook
  The remarkable and unprecedented turnaround that occurred in the fixed-income markets over the past 24 months makes it difficult for us to assess the outlook for 1996. We see no reason to expect a bear bond market, but investors in longer-term fixed-income securities will probably not see returns as high as those available in 1995. Continued corporate downsizing, cutbacks in federal spending, weakened consumer psychology and the still sluggish housing market will likely keep the economy soft. The Federal Reserve could respond with additional rate cuts. We would not be surprised to see short-term rates fall another 50 basis points by mid-year, with this action possibly occurring as early as the first quarter. Money market yields are not likely to be generous, but these securities continue to offer investors protection from recent history's most volatile bond markets.



                              New Jersey Portfolio
                            Compound Dividend Yield
                                [CHART APPEARS]



2 - CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO        ANNUAL REPORT

  We will be carefully monitoring the upcoming elections, especially Republican and Democratic platforms regarding tax reform. After the elections, when we have a clearer picture of the political landscape, we should be better able to assess the likelihood of a change in the tax preference status of municipal securities.

  We appreciate your investment in the Calvert Tax-Free Reserves California and New Jersey Money Market Portfolios.

Sincerely,

/s/ David R. Rochat

David R. Rochat
Senior Vice President
January 17, 1996



                               Ratings Breakdown

                                 =============

                      California                New Jersey
                       Portfolio                Portfolio
                                [CHART APPEARS]


All securities in Calvert Group money market funds are eligible securities under rule 2a-7 of the Investment Company Act of 1940. First Tier Securities are eligible securities rated in the highest rating category for short-term debt obligations by at least two of the Nationally Recognized Statistical Ratings Organizations. Second Tier Securities are eligible securities not in the First Tier.

ANNUAL REPORT       CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO - 3

                             Portfolio Statistics

                               ================

                               Maturity Schedule

                                         6/30/95                 12/31/95
-------------------------------------------------------------------------
  California
  1-60 Days                                  95%                      94%
  61-120 Days                                --                        5%
  121-180 Days                                3%                       1%
  181-360 Days                                2%                      --
  Weighted Average                       15 days                  14 days

  New Jersey
  1-60 Days                                  79%                      87%
  61-120 Days                                16%                       8%
  121-180 Days                                5%                      --
  181-360 Days                               --                        5%
  Weighted Average                      32 days                  31 days

                         Average Annual Total Returns
                          for periods ended 12/31/95
         California
         One Year                                       3.78%
         Five Year                                      3.27%
         Since Inception (10/89)                        3.82%


         New Jersey
         One Year                                       3.10%
         Five Year                                      2.98%
         Since Inception (12/90)                        3.00%




4 - CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO        ANNUAL REPORT

                              Portfolio Statistics
                                  ==========

                      Calvert Tax-Free Reserves California
                             Money Market Portfolio

             Change in value of a hypothetical $10,000 investment.

                          10/89                12/95
                         $10,000              $12,623

                      Calvert Tax-Free Reserves New Jersey
                             Money Market Portfolio

             Change in value of a hypothetical $10,000 investment.

                         12/10/90               12/95
                         $10,000               $11,614

                Total returns assume reinvestment of dividends.
              Past performance is no guarantee of future results.

ANNUAL REPORT         CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO- 5

                       Report of Independent Accountants
                                  ==========

To the Board of Trustees of Calvert Tax-Free Reserves and Shareholders of the California and New Jersey Money Market Portfolios:

  We have audited the accompanying statements of net assets of Calvert Tax-Free Reserves (comprised of the California and New Jersey Money Market portfolios), as of December 31, 1995, the related statements of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the preceding years were audited by other auditors whose report dated January 31, 1994 expressed an unqualified opinion thereon.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Tax-Free Reserves as of December 31, 1995, the results of their operations for the year then ended and the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                       COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 9, 1996



6 - CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO        ANNUAL REPORT

                           Calvert Tax-Free Reserves
                       California Money Market Portfolio
                            Statement of Net Assets
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                  Value
================================================================================================
                             California Municipal Obligations (99.2%)
     $2,000,000  Auburn Unified School District Certificates of Participation VRDN,
                   5.45%, 12/1/19, LOC: Bank of California..........................  $2,000,000
      3,700,000  Barstow Multi-Family Housing Revenue VRDN, 5.55%, 4/1/18,
                   LOC: Mercury S & L...............................................   3,700,000
      6,800,000  California Buena Park Community Development Authority VRDN,
                   5.355%, 12/28/99, GA: Connecticut Mutual.........................   6,800,000
      2,000,000  California Housing Finance Agency Revenue Bonds,  4.25%, 8/1/17,
                   TOA: Bank of America.............................................   2,000,000
      2,000,000  California Housing Finance Agency Revenue Bonds,  4.25%, 8/1/15,
                   TOA: Bank of America.............................................   2,000,000
      2,410,000  California Housing Finance Agency Revenue VRDN,  5.29%, 8/1/10,
                   INSUR: MBIA......................................................   2,410,000
      2,000,000  California Housing Finance Agency Revenue VRDN,  5.25%, 2/1/23,
                   TOA: Dai-Ichi Kangyo Bank........................................   2,000,000
        750,000  California Pollution Control Financing Authority Revenue VRDN,
                   6.13%, 3/1/08, LOC: Banque National de Paris.....................     750,000
     10,000,000  California State Revenue Anticipation Warrants/Notes P-Floats VRDN,
                   4.00%, 4/25/96, BPA: Banque National de Paris....................  10,000,000
     14,000,000  California Valleys Housing Finance Authority Revenue Bonds, 5.75%,
                   7/1/25, LOC: Sumitomo Bank, Ltd..................................  14,000,000
      1,100,000  Chula Vista Industrial Development  Authority VRDN, 5.30%, 12/1/21,
                   LOC: Bank of California..........................................   1,100,000
      4,650,000  City of Palmdale Community Redevelopment Agency VRDN, 5.525%,
                   12/1/05, LOC: National Bank of Canada............................   4,650,000
      2,875,000  Commerce California Joint Powers Financing Authority VRDN, 5.45%,
                   11/1/14, LOC: Bank of America....................................   2,875,000
      4,825,000  Custodial Receipt 1992 Series VRDN, 5.35%, 10/1/07, INSUR: MBIA....   4,825,000
      1,700,000  Fairfield Industrial Development Authority VRDN, 5.45%, 4/1/12,
                   LOC: Wells Fargo Bank NA.........................................   1,700,000
      1,200,000  Fresno Multi-Family Housing VRDN, 6.50%, 5/1/15,
                   LOC: Tokai Bank Ltd..............................................   1,200,000
      3,075,000  Glendora Industrial Development Authority VRDN, 4.263%, 12/1/16,
                   LOC: Bank of California..........................................   3,075,000
      7,050,000  Hemet Multi-Family Housing Authority VRDN, 5.55%, 7/1/06,
                   C/LOC: Mercury S&L...............................................   7,050,000
      7,900,000  Hemet Multi-Family Housing Authority VRDN, 5.55%, 8/15/04,
                   C/LOC: Redland S&L...............................................   7,900,000
      3,000,000  Irvine Public Facilities Revenue VRDN, 5.25%, 11/1/10,
                   LOC: National Westminster Bank...................................   3,000,000
        800,000  Irvine Ranch Water District Revenue VRDN, 6.00%, 4/1/33,
                   LOC: Bank of America.............................................     800,000
      2,000,000  Irvine Ranch Water District Revenue VRDN, 6.00%, 5/1/09,
                   LOC: Bank of America.............................................   2,000,000
      1,700,000  Irvine Ranch Water District Revenue VRDN, 5.90%, 8/1/16,
                   LOC: Morgan Guaranty Trust.......................................   1,700,000


ANNUAL REPORT         CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO- 7

                           Calvert Tax-Free Reserves
                       California Money Market Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
  $3,000,000   Lancaster Multi-Family Housing VRDN, 5.375%, 11/1/04,
                 LOC: Household Federal Savings...........................................      $3,000,000
  12,500,000   Loma Linda Multi-Family Housing Revenue VRDN, 6.35%, 7/1/19,
                 LOC: Tokai Bank Ltd......................................................      12,500,000
   2,000,000   Los Angeles County Tax & Revenue Anticipation Notes, 4.50%, 7/1/96,
                 LOC: Multi-Bank..........................................................       2,006,690
   4,700,000   Los Angeles County Industrial Development Authority Revenue VRDN,
                 6.13%, 9/1/07, LOC: Banque National de Paris.............................       4,700,000
   5,825,000   Midpeninsula Regional VRDN, 5.30%, 2/1/08, LOC: Fuji Bank Ltd..............       5,825,000
   6,540,000   Oceanside Multi-Family Housing VRDN, 5.45%, 8/1/17,
                 SURBD: Continental Casualty..............................................       6,540,000
   4,600,000   Oceanside Multi-Family Housing VRDN, 5.375%, 12/1/07,
                 C/LOC: Western Federal S&L...............................................       4,600,000
   8,800,000   Olcese Water District Certificates of Participation, 3.95%, 2/1/16,
                 LOC: Sumitomo Bank Ltd...................................................       8,800,000
   2,500,000   Orange County Apartment Development Revenue VRDN, 6.65%,
                 11/1/08, LOC: Tokai Bank Ltd.............................................       2,500,000
     350,000   Orange County Apartment Development Revenue VRDN, 5.50%,
                 3/1/07, LOC: Tokai Bank Ltd..............................................         350,000
   5,000,000   Orange County Apartment Development Revenue VRDN, 5.40%,
                 4/1/06, LOC: Mitsubishi Trust & Banking..................................       5,000,000
   9,000,000   Orange County Apartment Development Revenue VRDN, 5.55%,
                 10/1/07, LOC: Mitsubishi Bank Ltd........................................       9,000,000
   5,030,000   Orange County Apartment Development Revenue VRDN, 5.75%,
                 12/1/16, LOC: Bank of Tokyo Ltd..........................................       5,030,000
     500,000   Orange County Certificates of Participation, Florence Crittendon Services
                 VRDN, 5.00%, 3/1/16, LOC: Swiss Bank Corp................................         500,000
   9,200,000   Orange County Multi-Family Housing VRDN, 5.50%, 11/1/05,
                 LOC: First Interstate Bank Corp..........................................       9,200,000
  13,700,000   Orange County Multi-Family Housing VRDN, 6.80%, 4/1/24,
                 LOC: Tokai Bank Ltd......................................................      13,700,000
   3,900,000   Orange County Sanitation Districts 1, 2, & 3 Certificates of Participation,
                 5.05%, 8/1/13, INSUR: AMBAC..............................................       3,900,000
   9,214,532   Palmdale School District Project Lease VRDN, 5.75%, 12/13/10,
                 LOC: National Westminster Bank...........................................       9,214,532
   1,874,286   Palmdale School District Project Lease VRDN, 5.75%, 12/13/10,
                 LOC: National Westminster Bank...........................................       1,874,286
   5,000,000   Pitney Bowes Credit Corporation LeaseTOPS Trust Certificates,
                 5.50%, 4/1/98 BPA: Pitney Bowes Credit Corporation.......................       5,000,000
   1,000,000   Riverside Multi-Family Housing VRDN, 6.40%, 6/1/09,
                 LOC: Tokai Bank Ltd......................................................       1,000,000
   2,750,000   Riverside Multi-Family Housing VRDN, 5.375%, 5/1/05,
                 LOC: Household Federal Savings...........................................       2,750,000
   2,890,000   Riverside Multi-Family Housing VRDN, 5.625%,12/1/05,
                 LOC: Household Federal Savings.........................................         2,890,000

8 - CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO        ANNUAL REPORT

                           Calvert Tax-Free Reserves
                       California Money Market Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                   =========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
 $6,635,000  Riverside Multi-Family Housing VRDN, 6.60%, 12/1/16,
               LOC: Tokai Bank Ltd...........................................................   $6,635,000
  4,050,000  Salinas Multi-Family Housing VRDN, 5.625%, 12/1/16,
               C/LOC: Mercury S&L............................................................    4,050,000
  5,000,000  San Bernadino Multi-Family Housing Revenue Bonds,
               6.00%, 5/1/15.................................................................    5,000,000
  3,150,000  San Bernadino Multi-Family Housing Revenue VRDN, 5.55%,
               6/1/15, C/LOC: Mercury S&L....................................................    3,150,000
  1,000,000  San Bernadino Multi-Family Housing VRDN, 5.375%, 6/1/05,
               LOC: Household Federal Savings................................................    1,000,000
  4,000,000  San Diego Multi-Family Housing VRDN, 5.70%, 6/1/07,
               C/LOC: Mercury S&L............................................................    4,000,000
  5,000,000  San Francisco Multi-Family Housing VRDN, 5.75%, 10/1/00,
               LOC: Mitsubishi Trust & Banking...............................................    5,000,000
  3,500,000  San Marcos Industrial Development Authority VRDN, 4.86%, 12/1/20,
               LOC: Bank of California.......................................................    3,500,000
  2,000,000  San Marcos Redevelopment VRDN, 4.013%, 12/1/10,
               LOC: Bank of America..........................................................    2,000,000
  4,033,000  Santa Ana Industrial Development VRDN, 6.35%, 10/1/15,
               LOC: Tokai Bank Ltd...........................................................    4,033,000
  1,500,000  Santa Ana Multi-Family Housing VRDN, 5.65%, 12/1/07
               C/LOC: Mercury S&L............................................................    1,500,000
  3,250,000  Santa Ana Multi-Family Housing VRDN, 6.80%, 12/1/16,
               LOC: Tokai Bank Ltd...........................................................    3,250,000
  4,000,000  Santa Ana Unified School District Certificates of Participation
               VRDN, 5.50%, 7/1/15, LOC: Sanwa Bank Ltd......................................    4,000,000
  3,000,000  Southeast Resource Recovery Facility Authority Lease Revenue Bonds,
               5.15%, 12/1/18, LOC: Industrial Bank of Japan.................................    3,000,000
  2,740,000  Stockton County Nursing Home VRDN, 4.263%, 12/1/16,
               LOC: Bank of California.......................................................    2,740,000
  1,360,000  Stockton Heritage Convalescent Center Project VRDN, 5.95%, 12/1/05,
               LOC: Tokai Bank Ltd...........................................................    1,360,000
  2,500,000  Stockton Multi-Family Housing VRDN, 4.90%, 9/1/18,
               LOC: Bank of America..........................................................    2,500,000
  8,000,000  Union City Multi-Family Housing Revenue VRDN, 5.65%, 10/1/11,
               LOC: Mitsubishi Trust & Banking...............................................    8,000,000
 10,000,000  Victor Valley Community College Revenue VRDN, 5.65%, 11/1/24,
               GA: Anchor National Life......................................................   10,000,000
  4,300,000  Victorville Multi-Family Housing VRDN, 5.55%, 12/1/15,
               C/LOC: Redland S&L............................................................    4,300,000
 11,500,000  Victorville Multi-Family Housing VRDN, 5.55%, 12/1/15,
               C/LOC: Union Federal S&L......................................................   11,500,000
                                                                                              ------------
                 TOTAL INVESTMENTS (Cost $297,933,508) 99.2%.................................  297,933,508
                 Other assets and liabilities, net 0.8%......................................    2,417,493
                                                                                              ------------
                 NET ASSETS 100%............................................................. $300,351,001
                                                                                              ============

ANNUAL REPORT        CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO - 9

                           Calvert Tax-Free Reserves
                       California Money Market Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                   =========

Net Assets Consist Of:                                                         Value
========================================================================================
Paid-in capital applicable to 300,544,451 shares of beneficial interest;
  unlimited number of no par value shares authorized......................  $300,544,492
Undistributed net investment income.......................................       (50,109)
Accumulated net realized gain (loss) on investments.......................      (143,382)
                                                                            ------------

Net Assets................................................................  $300,351,001
                                                                            ============

Net Asset Value Per Share.................................................         $1.00
                                                                            ============

See notes to financial statements.


10 - CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO       ANNUAL REPORT

                           Calvert Tax-Free Reserves
                       New Jersey Money Market Portfolio
                            Statement of Net Assets
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
                         Municipal Obligations (96.8%)
New Jersey (93.4%)

 $ 1,500,000   Hudson County Improvement Authority VRDN, 5.00%, 7/15/26,
                 LOC: Marine Midland Bank...................................................   $ 1,500,000
               New Jersey Economic Development Authority VRDN:
   1,475,000     5.225%, 3/1/98, LOC: Meridian Bank.........................................     1,475,000
   1,364,000     5.10%, 1/1/00, LOC: Marine Midland Bank....................................     1,364,000
     900,000     5.45%, 8/1/01, LOC: CoreStates Bank........................................       900,000
   1,100,000     3.80%, 2/1/02, LOC: Chemical Bank..........................................     1,100,000
   1,500,000     5.28%, 12/1/04, LOC: Credit Suisse.........................................     1,500,000
     125,000     4.95%, 8/1/05, LOC: National Westminster Bank..............................       125,000
   1,500,000     4.625%, 12/1/14, LOC: Citibank.............................................     1,500,000
   1,360,000     5.65%, 12/1/15, LOC: Meridian Bank.........................................     1,360,000
   1,500,000     6.00%, 12/1/15, LOC: Asahi Bank............................................     1,500,000
   1,450,000     5.50%, 8/1/17, LOC: Midlantic National Bank................................     1,450,000
   1,000,000     5.20%, 2/1/19, BPA: PNC Bank...............................................     1,000,000
   1,500,000   New Jersey General Obligation Bonds Topstars Series D, 4.95%, 2/15/07,
                 TOA: Banque National de Paris..............................................     1,500,000
     400,000   New Jersey Health Care VRDN, 4.75%, 7/1/35, LOC: Chemical Bank...............       400,000
     870,000   New Jersey Housing and Mortgage Finance Agency Series 87C VRDN,
                 3.90%, 10/1/15, INSUR: MBIA................................................       870,000
     480,000   New Jersey Housing and Mortgage Finance Agency VRDN, 3.65%,
                 11/1/14, TOA: Citibank.....................................................       480,000
   1,500,000   New Jersey Housing and Mortgage Finance Agency VRDN, 3.80%,
                 4/1/12, INSUR: MBIA........................................................     1,500,000
   1,400,000   New Jersey Sport & Exposition VRDN, 4.75%, 9/1/23,
                 BPA: Industrial Bank of Japan..............................................     1,400,000
   1,500,000   New Jersey State Turnpike Authority VRDN, 4.80%, 1/1/18,
                 INSUR: FGIC................................................................     1,500,000
   2,235,000   Ocean City Utility Authority Bonds, 8.70%, 1/1/11............................     2,279,700
     300,000   Port Authority of New York and New Jersey Special Obligation Revenue Bonds
                 6.15%, 8/1/28, BPA: Sumitomo Bank, Bank of Tokyo and Sanwa Bank............       300,000
   2,100,000   Salem County Pollution Control DuPont VRDN, 3.75% 3/1/12,
                 GA: DuPont (E.I.) de Nemours & Co..........................................     2,100,000

Puerto Rico (3.4%)
   1,000,000   Commonwealth Government Development Bank VRDN, 4.50%,
                 12/1/15, LOC: Credit Suisse................................................     1,000,000

                   TOTAL INVESTMENTS (Cost $28,103,700) 96.8%...............................    28,103,700
                   Other assets and liabilities, net 3.2%...................................       931,771
                                                                                               -----------
                   NET ASSETS 100%..........................................................   $29,035,471
                                                                                               ===========

ANNUAL REPORT       CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO - 11

                           Calvert Tax-Free Reserves
                       New Jersey Money Market Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                   =========

Net Assets Consist Of:                                                                               Value
===========================================================================================================
Paid-in capital applicable to 29,043,955 shares of beneficial interest; unlimited number of no par value shares authorized..........................................................  $29,035,601
Accumulated net realized gain (loss) on investments..........................................         (130)
                                                                                               -----------
Net Assets...................................................................................  $29,035,471
                                                                                               ===========
Net Asset Value Per Share..................................................................          $1.00
                                                                                               ===========


Explanation of Guarantees:                      Abbreviations:
BPA: Bond-Purchase Agreement                    VRDN: Variable Rate Demand Notes
C/LOC: Collateralized Letter of Credit
CD: Certificate of Deposit
GIC: Guaranteed Investment Contract
GA: Guaranty Agreement
IA: Investment Agreement
INSUR: Insurance
LOC: Letter of Credit
REPO: Repurchase Agreement
SURBD: Surety Bond
TOA: Tender Option Agreement
TPG: Third Party Guarantee

Certain securities have optional or mandatory tender features which give these securities a shorter effective maturity date.

See notes to financial statements.



12 - CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO       ANNUAL REPORT

                           Calvert Tax-Free Reserves
                            Statements of Operations
                          Year Ended December 31, 1995

                                   =========

                                                                 California   New Jersey
                                                                   Money        Money
                                                                   Market       Market
Net Investment Income                                            Portfolio    Portfolio
========================================================================================
Investment Income
 Interest income..............................................  $12,683,343   $1,253,285
                                                                -----------   ----------
Expenses
 Investment advisory fee......................................    1,426,938      160,190
 Transfer agency fees and expenses............................      396,857       71,228
 Trustees' fees and expenses..................................       24,432        2,765
 Administrative fees..........................................       21,183        2,382
 Custodian fees...............................................       25,131        6,751
 Registration fees............................................          402          646
 Reports to shareholders......................................      168,635       39,471
 Professional fees............................................       64,835          933
 Miscellaneous................................................       49,364        5,066
                                                                -----------   ----------
  Total expenses..............................................    2,177,777      289,432
  Fees paid indirectly........................................      (25,131)      (6,735)
                                                                -----------   ----------
   Net expenses...............................................    2,152,646      282,697
                                                                -----------   ----------

   Net Investment Income......................................   10,530,697      970,588
                                                                -----------   ----------
Realized and Unrealized
Gain (Loss) on Investments
========================================================================================

Net realized gain (loss)......................................     (143,382)        (130)
Net realized gain (loss) on Tender Option Agreement - Note B..     (600,000)          --
Change in unrealized appreciation or depreciation.............      600,000           --
                                                                -----------   ----------
   Net Realized and Unrealized
   Gain (Loss) on Investments.................................     (143,382)        (130)
                                                                -----------   ----------
   Increase (Decrease) in
   Net Assets Resulting
   From Operations............................................  $10,387,315   $  970,458
                                                                ===========   ==========

See notes to financial statements.

ANNUAL REPORT       CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO - 13

                       California Money Market Portfolio
                      Statements of Changes in Net Assets

                                   =========

                                                                       Year Ended      Year Ended
                                                                      December 31,    December 31,
Increase (Decrease) in Net Assets                                         1995            1994
====================================================================================================
Operations
 Net investment income.............................................  $  10,530,697   $   7,518,592
 Net realized gain (loss) on securities............................       (143,382)          5,228
 Net realized gain (loss) on Tender Option Agreement - Note B......       (600,000)             --
 Change in unrealized appreciation or depreciation of
  investments......................................................        600,000        (600,000)
                                                                     -------------   -------------
   Increase (Decrease) in Net
   Assets Resulting from Operations................................     10,387,315       6,923,820
                                                                     -------------   -------------
Distributions to shareholders from
 Net investment income.............................................    (10,583,766)     (7,515,632)
 Net realized gain on investments..................................             --          (5,228)
                                                                     -------------   -------------
  Total distributions..............................................    (10,583,766)     (7,520,860)
                                                                     -------------   -------------
Capital share transactions
 Shares sold.......................................................    377,023,687     348,406,303
 Reinvestment of distributions.....................................     10,452,688       7,520,860
 Shares redeemed...................................................   (347,647,512)   (392,195,111)
                                                                     -------------   -------------
  Total capital share transactions.................................     39,828,863     (36,267,948)
                                                                     -------------   -------------
Contribution of Capital - Note B (Tender Option Agreement).........             --         600,000
                                                                     -------------   -------------

Total Increase (Decrease) in Net Assets............................     39,632,412     (36,264,988)

Net Assets
====================================================================================================
Beginning of year..................................................    260,718,589     296,983,577
                                                                     -------------   -------------
End of year (including undistributed net investment income (loss)
 of ($50,109) and $2,960 for 1995 and 1994, respectively.).........  $ 300,351,001   $ 260,718,589
                                                                     =============   =============

See notes to financial statements.



14 - CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO       ANNUAL REPORT

                       New Jersey Money Market Portfolio
                      Statements of Changes in Net Assets
                                   =========

                                                                         Year Ended     Year Ended
                                                                        December 31,   December 31,
Increase (Decrease) in Net Assets                                           1995           1994
===================================================================================================
Operations
 Net investment income................................................  $    970,588   $    711,510
 Net realized gain (loss) on investments..............................          (130)            --
                                                                        ------------   ------------
   Increase (Decrease) in Net
   Assets Resulting from Operations...................................       970,458        711,510
                                                                        ------------   ------------
Distributions to shareholders from
 Net investment income................................................      (977,719)      (710,971)
                                                                        ------------   ------------
Capital share transactions
 Shares sold..........................................................    31,012,389     32,588,821
 Reinvestment of distributions........................................       966,088        710,971
 Shares redeemed......................................................   (35,407,953)   (38,483,149)
                                                                        ------------   ------------
  Total capital share transactions....................................    (3,429,476)    (5,183,357)
                                                                        ------------   ------------
Total Increase (Decrease)
in Net Assets.........................................................    (3,436,737)    (5,182,818)

Net Assets
===================================================================================================
Beginning of year.....................................................    32,472,208     37,655,026
                                                                        ------------   ------------
End of year (including undistributed net investment income (loss) of
 $0 and $0 for 1995 and 1994, respectively.)..........................  $ 29,035,471   $ 32,472,208
                                                                        ============   ============

See notes to financial statements.

ANNUAL REPORT       CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO - 15

                         Notes To Financial Statements

Note A - Significant Accounting Policies

General: The Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company.
The Fund is comprised of six separate portfolios, two of which are reported herein: California Money Market ("California") and New Jersey Money Market ("New Jersey"). The operations of each series are accounted for separately. Each Portfolio offers shares of beneficial interest to the public with no sales charges.

Security Valuation: Securities are valued at amortized cost which approximates market.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolios on ex-dividend date. Dividends from net investment income are earned daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets of each Portfolio: .50% on the first $500 million, .45% on the next $500 million and .40% on the excess of $1 billion.

On December 15, 1994, California entered into a Tender Option Agreement with the Advisor valued at $600,000 to secure payment of an "at risk" investment. On June 30, 1995 the investment paid the Portfolio in full and the Option expired unused. The expiration loss was applied against the Advisor's capital contribution of the Option.




16 - CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO       ANNUAL REPORT

Calvert Distributors, Inc. (the successor of Calvert Securities Corp. effective April, 1995), both affiliates of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of $200,000 which is allocated to all of the Portfolios of the Fund based on their relative net assets.

Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,250 plus up to $1,200 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C - Investment Activity

The cost of investments owned at year end was substantially the same for federal income tax and financial reporting purposes for each Portfolio. Net realized capital loss carryforwards of California/New Jersey, for federal income tax purposes, of $143,382 and $130, respectively, at year end may be utilized to offset future capital gains until expiration through 2003.

As a cash management practice, the Fund may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. The transactions are effected at par with no gain or loss to the Fund, in accordance with its policies.

Note D - Capital Shares

Transactions in shares of beneficial interest ("capital shares") were as follows:

                                    Year Ended     Year Ended
Share Activity                     Dec. 31, 1995  Dec. 31, 1994
===============================================================
 California
  Shares Sold....................   377,023,687    348,406,303
  Reinvestment of Distributions..    10,452,688      7,520,860
  Shares Redeemed................  (347,647,512)  (392,195,111)
                                   ------------   ------------
   Net Share Activity............    39,828,863    (36,267,948)
                                   ============   ============
 New Jersey
  Shares Sold....................    31,012,389     32,588,821
  Reinvestment of Distributions..       966,088        710,971
  Shares Redeemed................   (35,407,953)   (38,483,149)
                                   ------------   ------------
   Net Share Activity............    (3,429,476)    (5,183,357)
                                   ============   ============

Note E - Subsequent Event

The shareholders of New Jersey have been asked to vote on April 23, 1996 on a merger of the Portfolio into Calvert Tax-Free Reserves Money Market Portfolio ("money market"), The merger, if approved, would be effected by the issuance of shares in Money Market to New Jersey's shareholders in a tax-free exchange for the net assets of New Jersey.



ANNUAL REPORT       CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO - 17

                              Financial Highlights
                       California Money Market Portfolio

                                   =========

                                        Year Ended     Year Ended     Year Ended
                                       Dec. 31, 1995  Dec. 31, 1994  Dec. 31, 1993
==================================================================================
Net asset value, beginning of year......  $   1.00       $   1.00      $   1.00
                                          ========       ========      ========
Income from investment operations
---------------------------------
 Net investment income..................      .037           .026          .022
                                          --------       --------      --------
Distributions from
------------------
 Net investment income..................     (.037)         (.026)        (.022)
                                          --------       --------      --------
Net asset value, end of year............  $   1.00       $   1.00      $   1.00
                                          ========       ========      ========
Total return............................      3.78*          2.62%*        2.26%
                                          ========       ========      ========
Ratios to average net assets:
 Net investment income..................      3.69%          2.55%         2.22%
                                          ========       ========      ========
 Total expenses+........................       .76%          ----          ----
                                          ========       ========      ========
 Net expenses...........................       .75%           .69%          .69%
                                          ========       ========      ========
Net assets, end of year (in thousands)..  $300,351       $260,719      $296,984
                                          ========       ========      ========
Number of shares outstanding at end
 of year (in thousands).................   300,544        260,716       296,984
                                          ========       ========      ========

                                        Year Ended      Year Ended
                                       Dec. 31, 1992   Dec. 31, 1991
====================================================================
Net asset value, beginning of year......  $   1.00       $   1.00
                                          ========       ========
Income from investment operations
---------------------------------
 Net investment income..................      .030           .045
                                          --------       --------
Distributions from
------------------
 Net investment income..................     (.030)         (.045)
                                          --------       --------
Net asset value, end of year............  $   1.00       $   1.00
                                          ========       ========
Total return............................      3.08%          4.64%
                                          ========       ========
Ratios to average net assets:
 Net investment income..................      3.01%          4.51%
                                          ========       ========
 Total expenses+........................        --             --
                                          ========       ========
 Net expenses...........................       .68%           .60%
                                          ========       ========
Net assets, end of year (in thousands)..  $323,928       $287,984
                                          ========       ========
Number of shares outstanding at
 end of year (in thousands).............   323,928        287,984
                                          ========       ========


18 - CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO       ANNUAL REPORT

                              Financial Highlights
                       New Jersey Money Market Portfolio

                                   =========

                                              Year Ended      Year Ended      Year Ended
                                             Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993
==========================================================================================
Net asset value, beginning of year......        $  1.00         $  1.00         $  1.00
                                                =======         =======         =======
Income from investment operations
---------------------------------
 Net investment income..................           .031            .022            .018
                                                -------         -------         -------
Distributions from
------------------
 Net investment income..................          (.031)          (.022)          (.018)
                                                -------         -------         -------
Net asset value, end of year............        $  1.00         $  1.00         $  1.00
                                                =======         =======         =======
Total return............................           3.10%           2.21%           1.85%
                                                =======         =======         =======
Ratios to average net assets:
 Net investment income..................           3.03%           2.15%           1.83%
                                                =======         =======         =======
 Total expenses+........................            .90%             --              --
                                                =======         =======         =======
 Net expenses...........................            .88%            .84%            .79%
                                                =======         =======         =======
 Expenses reimbursed....................             --              --              --
                                                =======         =======         =======
Net assets, end of year (in thousands)..        $29,035         $32,472         $37,655
                                                =======         =======         =======
Number of shares outstanding at end
 of year (in thousands).................         29,044          32,473          37,657
                                                =======         =======         =======

                                              Year Ended      Year Ended
                                             Dec. 31, 1992   Dec. 31, 1991
==========================================================================
Net asset value, beginning of year......        $  1.00         $  1.00
                                                =======         =======
Income from investment operations
---------------------------------
 Net investment income..................           .028            .048
                                                -------         -------
Distributions from
------------------
 Net investment income..................          (.028)          (.048)
                                                -------         -------
Net asset value, end of year............        $  1.00         $  1.00
                                                =======         =======
Total return............................           2.83%           4.95%
                                                =======         =======
Ratios to average net assets:
 Net investment income..................           2.78%           4.63%
                                                =======         =======
 Total expenses+........................             --              --
                                                =======         =======
 Net expenses...........................            .66%            .24%
                                                =======         =======
 Expenses reimbursed....................             --             .05%
                                                =======         =======
Net assets, end of year (in thousands)..        $53,264         $61,924
                                                =======         =======
Number of shares outstanding at end
 of year (in thousands).................         53,264          61,924
                                                =======         =======

* Total return numbers do not reflect Tender Option Agreement (see Note B)
+ Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

ANNUAL REPORT      CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO - 19

                       THIS PAGE LEFT INTENTIONALLY BLANK





20 - CALVERT TAX-FREE RESERVES--CA/NJ MONEY MARKET PORTFOLIO       ANNUAL REPORT

INVESTING with VISION [LOGO OF CALVERT GROUP]

4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814

Calvert
Tax-Free
Reserves
Vermont
Municipal
Portfolio

Annual
Report
December 31, 1995



[CALVERT GROUP LETTERHEAD]

                              To Open an Account:
                              ...................
                                  800-368-2748

                               Yields and Prices:
                              ...................
                          Calvert Information Network
                            24 hours, 7 days a week
                                  800-368-2745

                                  Service for
                               Existing Account:
                              ...................
                           Shareholders: 800-368-2745
                             Brokers: 800-368-2746

                                TDD for Hearing
                                   Impaired:
                              ...................
                                  800-541-1524

                                 Branch Office:
                              ...................
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814

                             Registered, Certified
                               or Overnight Mail:
                              ...................
                                 Calvert Group
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814

                                   Principal
                                  Underwriter:
                              ...................
                           Calvert Distributors, Inc.
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814


      This report is intended to provide fund information to shareholders.
 It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

                       ANNUAL REPORT--DECEMBER 31, 1995

                                  ==========

                           CALVERT TAX-FREE RESERVES
                          VERMONT MUNICIPAL PORTFOLIO

Dear Investors:

  The soft-landing theory became a reality during the twelve months ended December 31, 1995. Gross Domestic Product (GDP) slowed to below 2% annualized, based on estimates of fourth quarter data. The more sluggish pace of economic growth kept inflation in check. Interest rates declined as the Federal Reserve took steps to stimulate the economy during the last two quarters of 1995.

Market Summary

  The stock and bond markets thrived in this economic climate. Investors poured money into the stock market as companies continued to generate good earnings despite the slowing economy. Stocks were also selected as an alternative to bonds as yields on fixed-income investments declined. The Standard & Poor's 500(R) Stock Index rose 34% for the year.

  Bond investors benefited from a windfall of capital gains as yields fell. Returns on bonds, generally expected to lag those on stocks, were as high as 30% for long-term Treasuries. Money market investors paid a big price for security, with the average taxable money market fund returning just over 5% for the year.

Performance and Strategy

  Municipal bond rates backed down in 1995, after rising steeply through 1994. Returns on municipal bonds lagged taxable bonds, but were still near the high end of their historical range. Talk of tax reform looks to have kept some investors from taking advantage of munis' solid performance. Supply was thin as state and local governments kept a tight rein on spending. This put some upward pressure on municipal bond prices.

  The Calvert Vermont Municipal Portfolio generated a double-digit return for the twelve months ending December 31, 1995. While strongly positive, the Portfolio's return was a bit behind the return on an average of similar funds. This is largely due to weaker performance in January, when we needed to sell securities to meet redemptions and therefore

                                Municipal Rates

                             [CHART APPEARS HERE]



ANNUAL REPORT        CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO - 1
did not participate fully in the bond market's strong performance during that month. In the later months of the year, the Portfolio generated returns that were much more in line with those of its peer group average.

  In general, the Portfolio's returns tend to be in line with those of its benchmark during bull bond markets and above them in bear markets, as we have been successful in protecting principal against the full effects of price declines. In 1994, for example, the Vermont Portfolio's 12-month return was 343 basis points ahead of its benchmark, compared to 1995, where we lagged by 142 basis points. (A basis point is one hundredth of a percent.)

Outlook

  The past 24 months in the bond market have been remarkable. Nineteen ninety-four was one of the three worst markets since 1926, the earliest year for which Ibbotson & Associates tracks bond market performance. Nineteen ninety-five was one of the three strongest markets since 1926 and one of only two years in which long-term Treasuries have returned over 30%. The strength of these bull and bear markets is extreme, and the chance of their occurring, as they did, in consecutive years is infinitesimally small. If there's a lesson for investors here, it is that predicting the direction of the market is impossible and one would do well to stick to a long-term investment plan rather than react to short-term market swings. Those investors who held their course after a drubbing in 1994 were amply rewarded in 1995.

  Given the recent dramatic market moves, it's difficult to assess the outlook for 1996. We see no reason to expect a bear market, but investors should not anticipate returns as strong as 1995's. Continued corporate downsizing, cutbacks in federal spending, weakened consumer psychology and the still sluggish housing market will likely keep the economy soft. The Federal Reserve could respond with additional rate cuts. We would not be surprised to see short-term rates fall another 50 basis points by mid-year, with this action possibly occurring as early as the first quarter.

  We will be carefully monitoring the upcoming elections, especially Republican and Democratic platforms regarding tax reform. After the elections, when we have a clearer picture of the political landscape, we should be better able to assess the likelihood of a change in the tax preference status of municipal bonds. In our opinion, investorshave already discounted for some of the uncertainty ahead, and the municipal bond market

                             Investment Performance

Periods Ended 12/31/95      6 Months   12 Months

 Vermont Municipal
    Portfolio                 6.83%      14.86%
 Lipper Other States
    Muni Fund Avg.            6.88%      16.28%

Investment performance is for Class A shares and does not reflect the deduction of any front-end sales charge.

2 - CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO         ANNUAL REPORT
looks attractively valued. Right now, munis are yielding about 87% to 90% of the 30-year Treasury, for a taxable equivalent yield well above Treasuries.

  We appreciate your investment in the Calvert Tax-Free Reserves Vermont Portfolio.

Sincerely,

/s/ David Rochat

David Rochat
Senior Vice President

January 17, 1996


                               Ratings Breakdown



                          Vermont Municipal Portfolio

NR: Obligation is not rated by a commercial credit rating service, such as Moody's Investors Services, Inc., or Standard & Poor's Corporation; obligation has been determined to be of appropriate quality for the Portfolio by Calvert Asset Management Company, Inc., the Investment Advisor.

ANNUAL REPORT         CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO - 3

                      Portfolio Statistics

                   Weighted Average Maturity

                                        6/30/95         12/31/95
----------------------------------------------------------------
Vermont Municipal Portfolio             14 years        14 years

                           SEC Yields

                                        Class A         Class C
Thirty Days Ended                       12/31/95        12/31/95
----------------------------------------------------------------
Vermont Municipal Portfolio               4.60%           3.49%

            Yields assume reinvestment of dividends.

                  Average Annual Total Returns
                   for periods ended 12/31/95
----------------------------------------------------------------

                Class A Shares
                One Year                  10.54%
                Since Inception (4/91)     7.19%

                Class C Shares
                One Year                  12.88%
                Since Inception (3/94)     5.07%

             Calvert Tax-Free Reserves Vermont Municipal Portfolio

      Comparison of change in value of a hypothetical $10,000 investment.

                             [CHART APPEARS HERE]

Total returns assume reinvestment of dividends and, for Class A shares, reflect the deduction of the fund's maximum sales charge of 3.75%. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in Class C shares would be different. Past performance is no guarantee of future returns.

4 - CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO         ANNUAL REPORT

                       Report of Independent Accountants

                                 ===============

To the Board of Trustees of Calvert Tax-Free Reserves and Shareholders of Vermont Municipal Portfolio:

  We have audited the accompanying statement of net assets of Vermont Municipal Portfolio (one of the portfolios comprising Calvert Tax-Free Reserves), as of December 31, 1995, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the preceeding years were audited by other auditors whose report dated January 31, 1994 expressed an unqualified opinion thereon.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Vermont Municipal Portfolio as of December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                        COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 9, 1996


ANNUAL REPORT         CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO - 5

                           Calvert Tax-Free Reserves
                          Vermont Municipal Portfolio
                            Statement of Net Assets
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
                                      Municipal Obligations (97.8%)
Puerto Rico (0.4%)
    $210,000   Puerto Rico Public Improvement Bonds, 6.60%, 7/1/97, FGIC Insured............      $218,618

Vermont (97.4%)
   2,000,000   Burlington Electric Revenue Bonds, 6.25%, 7/1/14, MBIA Insured...............     2,132,960
     600,000   Burlington Electric Revenue Bonds, 7.25%, 7/1/06, MBIA Insured...............       622,566
               Burlington Public Improvement General Obligation Bonds:
     265,000     6.40%, 5/1/01..............................................................       281,610
     700,000     6.50%, 5/1/02..............................................................       744,016
     100,000     6.50%, 5/1/04..............................................................       105,653
     220,000     6.50%, 5/1/06..............................................................       231,048
   1,700,000   Chittenden Unlimited Tax General Obligation Bonds, 6.60%, 1/1/12,
                 Asset Guaranty Insured.....................................................     1,833,841
               Rutland County Solid Waste General Obligation Bonds:
     110,000     5.80%, 11/1/99.............................................................       116,134
     110,000     5.95%, 11/1/00.............................................................       117,796
     110,000     6.10%, 11/1/01.............................................................       119,176
     110,000     6.25%, 11/1/02.............................................................       120,877
     110,000     6.35%, 11/1/03.............................................................       122,158
     110,000     6.45%, 11/1/04.............................................................       123,362
     105,000     6.50%, 11/1/05.............................................................       118,420
     100,000     6.55%, 11/1/06.............................................................       113,289
     100,000     6.60%, 11/1/07.............................................................       113,678
     100,000     6.70%, 11/1/08.............................................................       114,420
     100,000     6.75%, 11/1/09.............................................................       115,150
     100,000     6.80%, 11/1/10.............................................................       116,022
     100,000     6.80%, 11/1/11.............................................................       116,404
     100,000     6.85%, 11/1/12.............................................................       117,608
   3,765,000   University of Vermont & State Agricultural College Revenue Bonds,
                 5.80%, 7/1/13..............................................................     3,841,091
   1,800,000   Vermont Education and Health - Central Vermont Hospital, 7.00%,
                 10/1/22....................................................................     1,854,288
   2,095,000   Vermont Education and Health - Middlebury College, 6.00%, 11/1/13............     2,202,851
   2,000,000   Vermont Education and Health - Northwestern Medical Center,
                 6.25%, 9/1/18..............................................................     1,964,140
     580,000   Vermont Education and Health - Norwich University, 5.75%, 9/1/05.............       618,953
   1,500,000   Vermont Education and Health - Norwich University, 6.00%, 9/1/13.............     1,530,735
   1,000,000   Vermont Education and Health - Southwestern Vermont Medical Center,
                 5.625%, 5/1/25, FSA Insured................................................     1,006,320
   1,085,000   Vermont Education and Health - St. Johnsbury Academy, 7.30%, 4/15/18.........     1,184,212
               Vermont Education and Health - St. Michael's College:
   2,000,000     7.05%, 10/1/16.............................................................     2,234,140
      50,000     7.40%, 6/1/99..............................................................        54,286
     125,000     7.80%, 6/1/02..............................................................       135,712

6 - CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO         ANNUAL REPORT

                           Calvert Tax-Free Reserves
                          Vermont Municipal Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
    $750,000   Vermont Education and Health - Vermont Medical Center Bonds,
                 6.00%, 9/1/22, FGIC Insured................................................      $782,917
   1,000,000   Vermont Housing Finance Agency Single Family Mortgage Revenue Bonds,
                 Series 4, 6.40%, 11/1/25...................................................     1,024,270
      65,000   Vermont Housing Finance Authority Home Mortgage Purchase Series A
                 Bonds, 7.25%, 12/1/00......................................................        68,057
     175,000   Vermont Housing Finance Authority Single Family Series 1 Housing
                 Bonds, 8.15%, 5/1/25.......................................................       187,110
   1,200,000   Vermont Housing Finance Authority Single Family Series 2  Housing
                 Bonds, 7.20%, 11/1/11......................................................     1,258,236
               Vermont Municipal Bond Bank Revenue Bonds:
      75,000     Series 1, 7.30%, 12/1/96...................................................        77,398
     130,000     Series 1, 7.35%, 12/1/97...................................................       137,760
     420,000     Series 1, 6.60%, 12/1/98...................................................       448,862
     130,000     Series 1, 7.35%, 12/1/98...................................................       140,821
     670,000     Series 1, 6.80%, 12/1/01...................................................       755,070
     150,000     Series 1, 8.00%, 12/1/08...................................................       173,667
   1,000,000     Series 1, 5.375%, 12/1/13..................................................     1,004,920
   1,500,000     Series 1, 6.875%, 12/1/22..................................................     1,717,365
     100,000     Series 2, 6.50%, 12/1/96...................................................       102,604
     100,000     Series 2, 6.50%, 12/1/97...................................................       104,766
     200,000     Series 2, 6.50%, 12/1/98...................................................       213,198
     500,000     Series 2, 7.10%, 12/1/99...................................................       551,525
     500,000     Series 2, 6.60%, 12/1/00...................................................       551,835
     100,000     Series 2, 7.25%, 12/1/00...................................................       110,715
     175,000     Series 2, 7.40%, 12/1/01...................................................       194,469
     105,000     Series 2, 7.50%, 12/1/02...................................................       116,968
     160,000     Series 2, 7.60%, 12/1/03...................................................       178,674
     750,000     Series B, 7.25%, 12/1/98...................................................       786,285
     190,000   Vermont Public Power Supply Authority Bonds, 6.50%, 7/1/99,
                 AMBAC Insured..............................................................       198,018
   1,000,000   Vermont State College Revenue Bonds, 8.00%, 7/1/18...........................     1,144,200
   1,015,000   Vermont State College Revenue Bonds, 5.125%, 7/1/18..........................       951,278
               Vermont State General Obligation Bonds:
      25,000     6.70%, 2/1/99..............................................................        26,927
   1,500,000     5.70%, 1/15/00.............................................................     1,584,570
   1,740,000     6.50%, 2/1/01..............................................................     1,914,052
     500,000     5.40%, 8/1/02..............................................................       528,895
   2,500,000     6.30%, 1/15/06.............................................................     2,800,250
     500,000     6.50%, 2/1/07..............................................................       558,560
   1,000,000     6.40%, 2/1/08..............................................................     1,122,830
   1,000,000     4.90%, 2/1/10..............................................................       982,000
   1,000,000     6.45%, 2/1/11..............................................................     1,125,470
   1,950,000     6.45%, 2/1/12..............................................................     2,194,667


ANNUAL REPORT       CALVERT TAX-FREE RESERVES----VERMONT MUNICIPAL PORTFOLIO - 7

                           Calvert Tax-Free Reserves
                          Vermont Municipal Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
    $400,000   Vermont State General Obligation Bonds, Zero Coupon, 8/01/08.................      $210,764
     300,000   Vermont State General Obligation Bonds, Zero Coupon, 8/01/09.................       148,545
   2,440,000   Vermont State Lease Certificates of Participation, 6.50%, 7/1/11,
                 MBIA Insured   ............................................................     2,674,948
   2,000,000   Vermont Student Assistance Corporation Education Loan Series A
                 Revenue Bonds, 6.50%, 6/15/00, AMBAC Insured...............................     2,135,040
   2,240,000   Vermont Student Assistance Corporation Education Loan Series A-3
                 Revenue Bonds, 6.50%, 12/15/05, FSA Insured................................     2,374,310
   1,000,000   Vermont Student Assistance Corporation Education Loan Series B Revenue
                 Bonds, 6.70%, 12/15/12, FSA Insured........................................     1,081,100
     400,000   Windham County Solid Waste General Obligation Bonds, 6.40%, 12/1/97..........       400,144
                                                                                               -----------
                 Total Municipal Obligations (Cost $55,347,623).............................    59,285,594
                                                                                               -----------
Contracts
------------------------------------------------------------------------------------------------------------

                                        Options Purchased (0.3%)
         111   Call Options on March U.S. Treasury Bond Futures, Expiration 2/17/96,
                 Strike Price 122 (Premium $160,672)........................................       161,297
                                                                                               -----------

                   TOTAL INVESTMENTS (Cost and Premium $55,508,295) 98.1%...................    59,446,891
                   Other assets and liabilities, net 1.9%..................................     1,150,816
                                                                                               -----------
                   NET ASSETS 100%..........................................................   $60,597,707
                                                                                               ===========

Net Assets Consist Of:
------------------------------------------------------------------------------------------------------------
Each class of shares of beneficial interest has an unlimited number of no par shares authorized
Paid-in capital:
  Class A:  3,621,399 shares outstanding....................................................   $56,044,215
  Class C:  24,027 shares outstanding.......................................................       375,869
Undistributed net investment income.........................................................       184,905
Accumulated net realized gain (loss)........................................................        54,122
Net unrealized appreciation (depreciation) on investments...................................     3,938,596
                                                                                               -----------
  Net assets................................................................................   $60,597,707
                                                                                               ===========

Net Asset Value Per Share                                                                            Value
------------------------------------------------------------------------------------------------------------
 Class A (based on net assets of $60,203,303)...............................................        $16.62
                                                                                               ===========
 Class C (based on net assets of $394,404)..................................................        $16.42
                                                                                               ===========

Abbreviations:
AMBAC -- AMBAC Indemnity Corporation            FSA -- Financial Security Assurance
FGIC -- Financial Guaranty Insurance Company    MBIA -- MBIA Insurance Corporation


See notes to financial statements.

8 - CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO         ANNUAL REPORT

                           Calvert Tax-Free Reserves
                          Vermont Municipal Portfolio
                            Statement of Operations
                          Year Ended December 31, 1995

                                  ==========

Net Investment Income
------------------------------------------------------------------
Investment Income
  Interest income.................................... $3,810,720
                                                      ----------
Expenses
  Investment advisory fee............................    374,867
  Transfer agency fees and expenses..................     28,325
  Distribution Plan expenses of Class C..............      4,304
  Trustees' fees and expenses........................      5,493
  Administrative fees................................      4,648
  Custodian fees.....................................      4,473
  Registration fees..................................      3,321
  Reports to shareholders............................     23,711
  Professional fees..................................     14,596
  Miscellaneous......................................     15,846
                                                      ----------
    Total expenses...................................    479,584
    Fees paid indirectly.............................     (4,473)
                                                      ----------
      Net expenses...................................    475,111
                                                      ----------
        Net Investment Income........................  3,335,609
                                                      ----------

Realized and Unrealized Gain (Loss)
on Investments
------------------------------------------------------------------
Net realized gain (loss) on securities...............    933,331
Net realized gain (loss) on futures..................   (103,961)
                                                      ----------
                                                         829,370

Change in unrealized appreciation or depreciation....  4,506,456
                                                      ----------

        Net Realized and Unrealized Gain (Loss)
        on Investments...............................  5,335,826
                                                      ----------

        Increase (Decrease) in Net Assets
        Resulting from Operations.................... $8,671,435
                                                      ==========

See notes to financial statements.

ANNUAL REPORT         CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO - 9

                           Calvert Tax-Free Reserves
                          Vermont Municipal Portfolio
                      Statements of Changes in Net Assets

                                  ==========

                                                                    Year Ended     Year Ended
Increase (Decrease) in Net Assets                                  Dec. 31, 1995  Dec. 31, 1994
-------------------------------------------------------------------------------------------------
Operations
  Net investment income..........................................  $  3,335,609   $  3,673,693
  Net realized gain (loss) on investments........................       829,370       (484,977)
  Change in unrealized appreciation or
    depreciation of investments..................................     4,506,456     (5,190,091)
                                                                   ------------   ------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations....................................     8,671,435     (2,001,375)
                                                                   ------------   ------------

Distributions to shareholders from
  Net investment income:
    Class A shares...............................................    (3,270,290)    (3,576,718)
    Class C shares...............................................       (18,419)        (6,942)
  Net realized gain:
    Class A shares...............................................      (336,995)            --
    Class C shares...............................................        (2,227)            --
                                                                   ------------   ------------
  Total distributions............................................    (3,627,931)    (3,583,660)
                                                                   ------------   ------------

Capital share transactions
  Shares sold:
    Class A shares...............................................     4,860,473     10,180,856
    Class C shares...............................................       430,193        272,417
  Reinvestment of distributions:
    Class A shares...............................................     2,192,127      3,576,743
    Class C shares...............................................        19,158          6,942
  Shares redeemed:
    Class A shares...............................................   (16,079,754)   (11,601,337)
    Class C shares...............................................      (306,328)       (46,253)
                                                                   ------------   ------------

  Total capital share transactions...............................    (8,884,131)     2,389,368
                                                                   ------------   ------------

Total Increase (Decrease) in Net Assets..........................    (3,840,627)    (3,195,667)

Net Assets
-------------------------------------------------------------------------------------------------
  Beginning of year..............................................    64,438,334     67,634,001
                                                                   ------------   ------------
  End of year (including undistributed net investment income of
    $184,905 and $109,243 for 1995 and 1994, respectively.)......  $ 60,597,707   $ 64,438,334
                                                                   ============   ============

See notes to financial statements.

10 - CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO        ANNUAL REPORT

                         Notes To Financial Statements

Note A--Significant Accounting Policies

General: The Vermont Municipal Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a nondiversified, open-end management investment company. The operations of each series are accounted for separately. The Portfolio offers Class A and Class C shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class C shares, which have no transaction-based sales charge, have a higher annual expense rate than Class A. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities listed or traded on a national securities exchange are valued at the last reported sale price. Short-term securities maturing within 60 days are valued at amortized cost which approximates market. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Options: The Portfolio may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering in futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.


ANNUAL REPORT        CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO - 11

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B--Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of .60% of the Portfolio's average daily net assets.

Calvert Distributors, Inc. (the successor of Calvert Securities Corp. effective April, 1995), both affiliates of the Advisor, is the distributor and principal underwriter for the Portfolio. A Distribution Plan, adopted by Class C shareholders, allows the Portfolio to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed 1.0% annually of average daily net assets of Class C.

The Distributor received $16,150 as its portion of commisssions charged on sales of the Portfolio's Class A shares.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Portfolio.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of $200,000 which is allocated to all of the Portfolios of the Fund based on their relative net assets.

Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,250 plus up to $1,200 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.



12 - CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO        ANNUAL REPORT

Note C--Investment Activity

During the year, purchases and sales of investments, other than short-term, were $7,106,781 and $16,099,679, respectively.

The cost of investments owned at December 31, 1995 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $3,938,596, of which $3,942,175 related to appreciated securities and $3,579 related to depreciated securities.

As a cash management practice, the Portfolio may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. The transactions are effected at par with no gain or loss to the Portfolio, in accordance with policies of the Fund.

Note D--Capital Shares

Transactions in shares of beneficial interest ("capital shares") were as follows:

                                         Year Ended              Year Ended
Class A Share Activity                  Dec. 31, 1995           Dec. 31, 1994
-------------------------------------------------------------------------------
Shares Sold...........................      302,854                632,654
Reinvestment of Distributions.........      136,701                224,912
Shares Redeemed.......................   (1,003,353)              (732,439)
                                         ----------               --------
  Net Share Activity..................     (563,798)               125,127
                                         ==========               ========

                                                                From Inception
                                                                 Mar. 1, 1994
                                         Year Ended                Through
Class C Share Activity                  Dec. 31, 1995           Dec. 31, 1994
-------------------------------------------------------------------------------
Shares Sold...........................       27,415                 17,148
Reinvestment of Distributions.........        1,195                    445
Shares Redeemed.......................      (19,207)                (2,969)
                                         ----------               --------
  Net Share Activity..................        9,403                 14,624
                                         ==========               ========


ANNUAL REPORT        CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO - 13

                              Financial Highlights

                                  ==========


                                                 Class A Shares    Class A Shares     Class A Shares
                                                   Year Ended        Year Ended         Year Ended
                                                 Dec. 31, 1995     Dec. 31, 1994      Dec. 31, 1993
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..............    $ 15.34           $ 16.66            $ 15.83
                                                    =======           =======            =======
Income from investment operations
---------------------------------
 Net investment income..........................        .87               .87                .86
 Net realized and unrealized gain on
  investments...................................       1.35             (1.35)               .82
                                                    -------           -------            -------
   Total from investment operations.............       2.22              (.48)              1.68
                                                    -------           -------            -------
Distributions from
------------------
 Net investment income..........................       (.85)             (.84)              (.85)
 Net realized gains.............................       (.09)               --                 --
                                                    -------           -------            -------
   Total distributions..........................       (.94)             (.84)              (.85)
                                                    -------           -------            -------
Total increase (decrease) in net asset value....       1.28             (1.32)               .83
                                                    -------           -------            -------
Net asset value, end of year....................    $ 16.62           $ 15.34            $ 16.66
                                                    =======           =======            =======
Total return*...................................      14.86%           (2.88%)             10.84%
                                                    =======           =======            =======
Ratios to average net assets:
 Net investment income..........................       5.35%             5.47%              5.25%
                                                    =======           =======            =======
 Total expenses+................................        .76%               --                 --
                                                    =======           =======            =======
 Net expenses...................................        .75%              .73%               .72%
                                                    =======           =======            =======
Portfolio turnover..............................         12%               11%                 5%
                                                    =======           =======            =======
Net assets, end of year (in thousands)..........    $60,203           $64,215            $67,634
                                                    =======           =======            =======
Number of shares outstanding at
 end of year (in thousands).....................      3,621             4,185              4,060
                                                    =======           =======            =======


14 - CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO        ANNUAL REPORT

                                  ==========

                                                                                                Class C
                                                          Class A Shares                         Shares
                                                               From                               From
                                                            Inception          Class C         Inception
                                        Class A Shares    April 1, 1991         Shares        Mar. 1, 1994
                                          Year Ended         Through          Year Ended        Through
                                        Dec. 31, 1992     Dec. 31, 1991     Dec. 31, 1995    Dec. 31, 1994
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...    $ 15.58            $ 15.00           $15.26           $16.40
                                           =======            =======           ======           ======
Income from investment operations
---------------------------------
  Net investment income................        .84                .68              .58              .51
  Net realized and unrealized gain
    on investments.....................        .31                .58             1.35            (1.06)
                                           -------            -------           ------           ------
    Total from investment
      operations.......................       1.15               1.26             1.93             (.55)
                                           -------            -------           ------           ------
Distributions from
------------------
  Net investment income................       (.84)              (.66)            (.68)            (.59)
  Net realized gains...................       (.06)              (.02)            (.09)              --
                                           -------            -------           ------           ------
    Total distributions................       (.90)              (.68)            (.77)            (.59)
                                           -------            -------           ------           ------
Total increase (decrease)
  in net asset value...................        .25                .58             1.16            (1.14)
                                           -------            -------           ------           ------
Net asset value, end of period.........    $ 15.83            $ 15.58           $16.42           $15.26
                                           =======            =======           ======           ======
Total return*..........................       4.99%             11.43%(a)        12.88%           (2.94%)
                                           =======            =======           ======           ======
Ratios to average net assets:
  Net investment income................       5.41%              5.97%(a)         3.61%            3.87%(a)
                                           =======            =======           ======           ======
  Total expenses+......................         --                 --             2.47%              --
                                           =======            =======           ======           ======
  Net expenses.........................        .62%               .28%(a)         2.46%            2.41%(a)
                                           =======            =======           ======           ======
  Expenses reimbursed..................         --                .06%(a)           --             1.85%(a)
                                           =======            =======           ======           ======
Portfolio turnover.....................         11%                 8%              12%              11%
                                           =======            =======           ======           ======
Net assets, end of period
  (in thousands).......................    $53,179            $38,828           $  394           $  223
                                           =======            =======           ======           ======
Number of shares outstanding at
  end of period (in thousands).........      3,359              2,492               24               15
                                           =======            =======           ======           ======


* Total return is not annualized and does not reflect deduction of Class A front-end sales charge.
(a) Annualized
+ Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


ANNUAL REPORT        CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO - 15

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16 - CALVERT TAX-FREE RESERVES--VERMONT MUNICIPAL PORTFOLIO        ANNUAL REPORT

[CALVERT GROUP LETTERHEAD]

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